UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	55
Statements of Operations	58
Statements of Changes in Net Assets	60
Financial Highlights	65
Notes to Financial Statements	76
Information About the Renewal
of Each Fund’s Management Agreement	85

For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

This semiannual report for the several Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2014. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.03	0.03
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Agency Shares	0.01	0.01
Dreyfus Government
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01
Dreyfus Treasury Prime
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Stocks and long-term bonds encountered heightened volatility stemming from changing global economic and political conditions over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0 and 0.25%.

U.S. Economy Rebounded After Soft Patch

The months prior to the start of the reporting period saw an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 6.6% with the addition of 144,000 new jobs during January 2014. Earlier, the Federal Reserve Board (the “Fed”) had responded to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling its intention to do so during the spring of 2013. These developments helped drive yields of 10-year U.S.Treasury securities above 3% for the first time in two years.

Market sentiment suffered a setback in January and early February 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery. As a result, long-term bond yields began to moderate. However, corporate earnings growth remained strong, and the Fed announced its second reduction in quantitative easing at the end of January. The U.S. economy showed additional signs of strength in February, when the manufacturing and service sectors posted gains and 222,000 new jobs were created. The unemployment rate ticked upward to 6.7%.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. On the other hand, the housing market recovery appeared to level off, and the U.S. Department of Commerce

The Funds 3

LETTER TO SHAREHOLDERS (continued)

announced that U.S. GDP contracted at a surprising 2.9% annualized rate over the first quarter. Economists attributed the contraction to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of severe winter weather on corporate spending and housing market activity.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerat-ing economic growth in the spring. There were 304,000 new jobs created across a broad range of industries during April. The unemployment rate fell sharply to 6.3%, but some of the decline was attributed to discouraged job-seekers leaving the workforce. The Fed announced another gradual cutback in quantitative easing during the month. In May, nonfarm payroll employment rose by 224,000, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain. These developments provided ample evidence that warmer weather had sparked a resumption of the economic recovery.

The U.S. economy continued to show signs of renewed strength in June, when 288,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier. It later was estimated that the U.S. economy rebounded at a 4.0% annualized rate during the second quarter.

July provided further evidence of economic recovery. The unemployment rate ticked slightly higher to 6.2%, but 209,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006. The Fed implemented further reductions in its bond purchasing program at its meetings in June and July, putting the quantitative easing program on track for elimination this fall.

Short-Term Rates Likely to Stay Low

Despite turbulence among intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers have backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year. Although regulators recently issued changes to the rules governing prime money market funds, the new regulations will not become effective until mid-2016. Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained the funds’ weighted average maturities in market-neutral positions, and we have remained focused on well-established issuers with good quality and liquidity characteristics.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings, and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

		Annualized
	Annualized	Effective
	Yield ()	Yield ()
Dreyfus Municipal Cash
Management Plus
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York Municipal
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus Tax Exempt
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Classic Shares	0.00	0.00

Despite mounting evidence of a sustained U.S. economic recovery and an ongoing shift by the Federal Reserve Board (the “Fed”) to a more moderately accommodative monetary policy, the overnight federal funds rate was left unchanged near historical (“VRDNs”) stayed in a narrow range amid steady demand from both tax-exempt and taxable money market funds seeking to comply with more stringent liquidity requirements.

The Funds 5

LETTER TO SHAREHOLDERS (continued)

Municipal credit quality generally has continued to improve as most states and local governments recovered slowly from recession. Most notably, state general funds have shown consecutive quarters of growth in personal income tax and sales tax revenue. In NewYork, the economic rebound enabled the state to achieve a budget surplus and replenish reserves. In California, better economic conditions and higher tax rates resulted in credit-rating upgrades.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range. The funds were no exception, as we generally maintained their weighted average maturities in positions that were consistent with industry averages. Upcoming changes to the regulations governing money market funds, which were announced in July after extended discussion, also contributed to relatively cautious investment postures throughout the industry.

As always, well-researched credit selection remained paramount.We have continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Short-Term Rates Likely to Stay Low

The Fed made a number of cuts in its monthly bond purchases over the reporting period, and its quantitative easing program appears to be on track for elimination this fall. However, the Fed also has made clear that short-term interest rates are likely to remain near current levels at least through the remainder of 2014. In determining how long to maintain its current target for the federal funds rate, the Fed indicated that it will monitor progress toward its objectives of full employment and a 2% inflation rate. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings, and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-
AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the funds’ yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2014 to July 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2014

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$.69	$.84	$.84	$.84	—	—	$.84	—
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.14	.17	.17	.17	—	—	.17	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.35	$.35	$.35	$.35	—	—	$.35	—
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	—	—	$1,000.10	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.30	$.30	$.30	$.30	—	—	$.30	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.06	.06	.06	.06	—	—	.06	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.30	$.30	$.30	$.30	$.30	$.30	$.30	$.30
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10
Annualized
expense ratio (%)	.06	.06	.06	.06	.06	.06	.06	.06
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.20	$.20	$.20	$.20	—	—	$.20	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.04	.04	.04	.04	—	—	.04	—

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2014

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$.69	$.69	$.69	$.69	$.69	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized
expense ratio (%)	.14	.14	.14	.14	.14	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$.74	$.74	$.74	$.69	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.15	.15	.15	.14	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$.55	$.55	$.55	$.55	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.45	$.50	$.50	$.45	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$ 1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.09	.10	.10	.09	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.79	$.79	$.79	—	—	$.79
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00
Annualized
expense ratio (%)	.16	.16	.16	—	—	.16

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2014

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$.70	$.85	$.85	$.85	—	—	$.85	—
Ending value
(after expenses)	$1,024.10	$1,023.95	$1,023.95	$1,023.95	—	—	$1,023.95	—
Annualized
expense ratio (%)	.14	.17	.17	.17	—	—	.17	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.35	$.35	$.35	$.35	—	—	$.35	—
Ending value
(after expenses)	$1,024.45	$1,024.45	$1,024.45	$1,024.45	—	—	$1,024.45	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ .30	$.30	$.30	$.30	—	—	$.30	—
Ending value
(after expenses)	$1,024.50	$1,024.50	$1,024.50	$1,024.50	—	—	$1,024.50	—
Annualized
expense ratio (%)	.06	.06	.06	.06	—	—	.06	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.30	$.30	$.30	$.30	$.30	$.30	$.30	$.30
Ending value
(after expenses)	$1,024.50	$1,024.50	$1,024.50	$1,024.50	$1,024.50	$1,024.50	$1,024.50	$1,024.50
Annualized
expense ratio (%)	.06	.06	.06	.06	.06	.06	.06	.06
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.20	$.20	$.20	$.20	—	—	$.20	—
Ending value
(after expenses)	$1,024.60	$1,024.60	$1,024.60	$1,024.60	—	—	$1,024.60	—
Annualized
expense ratio (%)	.04	.04	.04	.04	—	—	.04	—

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2014

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$.70	$.70	$ .70	$.70	$.70	—
Ending value
(after expenses)	$1,024.10	$1,024.10	$ 1,024.10	$1,024.10	$1,024.10	—
Annualized
expense ratio (%)	.14	.14	.14	.14	.14	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ .75	$.75	$ .75	$.70	—	—
Ending value
(after expenses)	$1,024.05	$1,024.05	$ 1,024.05	$1,024.10	—	—
Annualized
expense ratio (%)	.15	.15	.15	.14	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ .55	$.55	$ .55	$.55	—	—
Ending value
(after expenses)	$1,024.25	$1,024.25	$ 1,024.25	$1,024.25	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .45	$.50	$ .50	$.45	—	—
Ending value
(after expenses)	$1,024.35	$1,024.30	$ 1,024.30	$1,024.35	—	—
Annualized
expense ratio (%)	.09	.10	.10	.09	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .80	$.80	$ .80	—	—	$.80
Ending value
(after expenses)	$1,024.00	$1,024.00	$ 1,024.00	—	—	$1,024.00
Annualized
expense ratio (%)	.16	.16	.16	—	—	.16

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2014 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)

Negotiable Bank Certificates of Deposit—42.0%
Bank of Nova Scotia (Yankee)
0.25%—0.27%, 8/1/14	850,000,000	[a]	849,999,445
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 9/11/14—12/11/14	600,000,000		600,000,000
BNP Paribas (Yankee)
0.23%, 10/16/14	300,000,000		300,000,000
Citibank N.A.
0.17%, 9/4/14	215,000,000		215,000,000
Credit Agricole (Yankee)
0.17%, 9/2/14	200,000,000		200,000,000
Credit Industriel et Commercial (Yankee)
0.15%—0.21%, 8/6/14—10/2/14	1,050,000,000		1,050,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.20%, 8/18/14	100,000,000	[b]	100,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.20%—0.25%, 9/8/14—11/4/14	450,000,000	[b]	450,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 8/1/14—11/4/14	932,000,000		932,000,000
Norinchukin Bank (Yankee)
0.20%—0.21%, 8/22/14—10/14/14	950,000,000		949,998,056
Oversea-Chinese Banking (Yankee)
0.19%—0.20%, 9/17/14—11/7/14	350,000,000		350,000,000
Rabobank Nederland (Yankee)
0.20%—0.22%, 10/17/14—12/22/14	710,000,000		710,000,000
Royal Bank of Canada (Yankee)
0.26%, 8/1/14	250,000,000	[a]	250,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%—0.26%, 9/4/14—9/29/14	225,000,000		225,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 8/25/14—12/3/14	1,200,000,000	[b]	1,200,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.20%, 9/16/14	400,000,000		400,000,000
Toronto Dominion Bank NY (Yankee)
0.20%—0.24%, 9/26/14—10/22/14	1,200,000,000		1,200,000,000
Wells Fargo Bank, NA
0.25%—0.26%, 8/1/14—10/8/14	750,000,000	[a]	750,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,731,997,501)			10,731,997,501

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper—24.5%
ANZ International Ltd.
0.25%, 8/29/14	100,000,000	[a,b]	100,000,000
Australia and New Zealand Banking Group Ltd.
0.24%, 8/2/14—8/30/14	550,000,000	[a,b]	550,000,000
Bank of Nova Scotia
0.16%—0.21%, 8/4/14—8/11/14	266,000,000		265,994,936
BNP Paribas Finance Inc.
0.25%, 11/3/14	500,000,000		499,673,611
Caisse Centrale Desjardn
0.16%, 8/25/14	50,000,000	[b]	49,994,667
Caisse des Depots et Consignations
0.17%, 10/15/14—10/16/14	550,000,000		549,804,028
Commonwealth Bank of Australia
0.22%, 8/11/14	150,000,000	[a,b]	150,000,000
Erste Abwicklungsanstalt
0.17%, 10/2/14	45,000,000		44,986,825
General Electric Capital Corp.
0.21%, 8/7/14	100,000,000		99,996,500
HSBC Bank PLC
0.23%—0.24%, 8/3/14—8/21/14	400,000,000	[a,b]	400,000,000
JPMorgan Securities LLC
0.35%, 8/8/14	75,000,000	[a,b]	75,000,000
Mitsubishi UFJ Trust and Banking Corp.
0.20%, 8/5/14	100,000,000	[b]	99,997,778
National Australia Funding (DE) Inc.
0.15%—0.23%, 8/1/14—9/8/14	404,000,000	[a,b]	403,989,536
Nordea Bank AB
0.20%, 8/21/14	250,000,000	[b]	249,972,222
NRW Bank
0.12%—0.13%, 8/11/14	385,000,000	[b]	384,986,934
Oversea-Chinese Banking
0.23%, 12/4/14	100,000,000		99,920,139
Rabobank USA Financial Corp.
0.21%—0.22%, 2/2/15—2/5/15	475,000,000		474,479,764
Sumitomo Mitsui Trust Bank
0.20%, 9/2/14	400,000,000		399,928,889
Toronto-Dominion Holdings USA Inc.
0.13%, 8/7/14	30,000,000	[b]	29,999,350
Toyota Motor Credit Corp.
0.20%, 8/19/14	300,000,000		299,970,000
Westpac Banking Corp.
0.23%—0.24%, 8/1/14—10/1/14	1,025,000,000	[a,b]	1,025,000,000
Total Commercial Paper
(cost $6,253,695,179)			6,253,695,179

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Asset-Backed Commercial Paper—5.2%
Alpine Securitization Corp.
0.22%, 9/24/14	400,000,000	[b]	399,868,000
Collateralized Commercial Paper Program Co., LLC
0.15%—0.30%, 8/12/14—11/25/14	930,000,000		929,348,160
Total Asset-Backed Commercial Paper
(cost $1,329,216,160)			1,329,216,160

Time Deposits—5.4%
Credit Agricole (Grand Cayman)
0.07%, 8/1/14	258,000,000		258,000,000
Lloyds Bank (London)
0.06%, 8/1/14	850,000,000		850,000,000
Natixis New York (Grand Cayman)
0.08%, 8/1/14	260,000,000		260,000,000
Total Time Deposits
(cost $1,368,000,000)			1,368,000,000

U.S. Government Agencies—1.2%
Federal Farm Credit Bank
0.04%—0.05%, 8/11/14—8/22/14	255,000,000		254,994,299
Federal Home Loan Bank
0.00%, 8/1/14	40,000,000		40,000,000
Total U.S. Government Agencies
(cost $294,994,299)			294,994,299

U.S. Treasury Notes—3.5%
0.05%, 9/30/14—10/31/14
(cost $898,478,574)	895,000,000		898,478,574

Repurchase Agreements—18.9%
Barclays Capital, Inc.
0.06%-0.11%, dated 7/31/14, due 8/1/14 in the amount of $315,000,942
(fully collateralized by $324,486,600 U.S. Treasury Notes, 2%-2.25%,
due 5/31/21-7/31/21, value $321,300,100)	315,000,000		315,000,000
Credit Agricole CIB
0.07%, dated 7/31/14, due 8/1/14 in the amount of $1,300,002,528
(fully collateralized by $61,628,553 U.S. Treasury Bills, due 11/20/14-11/28/14,
value $61,618,603, $205,431,303 U.S. Treasury Bonds, 2.88%-9%,
due 11/15/18-5/15/43, value $235,982,333, $201,413,926
U.S. Treasury Inflation Protected Securities, 0.13%-2.63%,
due 1/15/16-1/15/26, value $246,647,183 and $779,139,195
U.S. Treasury Notes, 0.50%-3.38%, due 9/30/15-11/15/22,
value $781,751,887)	1,300,000,000		1,300,000,000

TheFunds 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
0.09%, dated 7/31/14, due 8/1/14 in the amount of $500,001,250
(fully collateralized by $250,972,412 U.S. Treasury Inflation Protected
Securities, 1.25%-3.63%, due 1/15/16-2/15/44, value $336,481,514 and $164,974,176 U.S. Treasury Notes, 0.38%-4.50%,
due 8/31/15-5/15/17, value $173,518,492)	500,000,000	500,000,000
Federal Reserve Bank of New York,
0.05%, dated 7/31/14, due 8/1/14 in the amount of $2,700,003,750
(fully collateralized by $2,624,548,000 U.S. Treasury Notes, 2.25%,
due 7/31/18, value $2,700,003,755)	2,700,000,000	2,700,000,000
Total Repurchase Agreements
(cost $4,815,000,000)		4,815,000,000

Total Investments (cost $25,691,381,713)	100.7%	25,691,381,713

Liabilities, Less Cash and Receivables	(.7%)	(177,888,652)

Net Assets	100.0%	25,513,493,061

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2014, these securities amounted to $5,668,808,487 or 22.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	68.2	Savings & Loans	2.1
Repurchase Agreements	18.9	Finance	1.6
Asset-Backed/Banking	5.2
U.S. Government and Agencies	4.7		100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—56.8%
Federal Farm Credit Bank:
9/29/14	0.09	200,000,000		199,970,500
10/3/14	0.08	40,000,000		39,994,400
10/16/14	0.08	100,000,000		99,983,111
12/4/14	0.11	175,000,000		174,933,160
12/22/14	0.09	100,000,000		99,964,250
3/2/15	0.10	75,000,000		74,955,625
4/13/15	0.11	125,000,000		124,902,604
5/1/15	0.13	154,000,000		153,995,329
Federal Home Loan Bank:
8/1/14	0.06	150,000,000		150,000,000
8/3/14	0.10	133,000,000	[a]	132,999,241
8/5/14	0.10	38,000,000		37,999,578
8/20/14	0.10	500,000,000	[a]	500,000,000
8/22/14	0.09	259,000,000		258,987,106
8/24/14	0.09	250,000,000	[a]	250,006,504
8/27/14	0.09	300,000,000	[a]	300,001,359
8/29/14	0.10	12,000,000		11,999,067
9/5/14	0.07	390,000,000		389,973,458
9/19/14	0.08	100,000,000		99,989,111
9/29/14	0.07	150,000,000		149,982,792
10/10/14	0.08	497,458,000		497,380,618
10/24/14	0.09	100,000,000		99,998,528
10/29/14	0.09	200,000,000		199,957,972
12/9/14	0.10	247,000,000		246,994,211
12/10/14	0.09	100,000,000		99,969,070
12/26/14	0.10	27,165,000		27,154,462
1/7/15	0.09	100,000,000		99,960,250
1/14/15	0.11	21,000,000		20,989,833
1/16/15	0.17	56,800,000		56,798,689
1/21/15	0.10	235,350,000		235,235,858
1/27/15	0.17	150,000,000		149,996,322
2/17/15	0.11	150,000,000		149,908,333
2/20/15	0.11	200,000,000		199,983,478
2/20/15	0.11	20,000,000		20,015,260
2/27/15	0.10	60,000,000		59,965,000
3/25/15	0.12	100,000,000		99,921,333
3/30/15	0.10	150,000,000		149,899,584
4/21/15	0.13	63,400,000		63,396,675
5/1/15	0.13	50,000,000		49,997,471
Federal Home Loan Mortgage Corp.:
8/15/14	0.08	250,000,000	[b]	249,992,222
8/21/14	0.07	250,000,000	[b]	249,990,278
8/25/14	0.15	500,000,000	[a,b]	500,000,000
9/9/14	0.10	200,000,000	[b]	199,978,333
10/3/14	0.10	75,000,000	[b]	74,986,875
10/10/14	0.10	500,000,000	[b]	499,902,778
10/16/14	0.07	500,000,000	[b]	499,931,389
12/29/14	0.09	25,000,000	[b]	24,990,625
2/13/15	0.10	300,000,000	[b]	299,844,833
5/27/15	0.12	225,000,000	[b]	224,775,750

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage Association:
8/6/14	0.11	153,615,000	[b]	153,612,653
2/27/15	0.10	140,000,000	[b]	139,918,333
Total U.S. Government Agencies
(cost $8,896,084,211)				8,896,084,211

U.S. Treasury Notes—1.6%
9/30/2014
(cost $250,908,213)	0.15	250,000,000		250,908,213

Repurchase Agreements—41.5%
Bank of Nova Scotia
dated 7/31/14, due 8/1/14 in the amount of $75,000,146 (fully collateralized by $10,172,228 U.S. Treasury Bonds, 3.38%-8.13%, due 2/15/21-5/15/44,
value $11,112,337, $11,051,745 U.S. Treasury Inflation Protected Securities,
0.13%-3.63%, due 4/15/15-2/15/43, value $12,789,143 and $52,470,458
U.S. Treasury Notes, 0.25%-4.63%, due 12/15/14-5/15/22, value $52,598,526)	0.07	75,000,000		75,000,000
Bank of Nova Scotia
dated 7/31/14, due 8/1/14 in the amount of $540,001,200 (fully collateralized
$19,834,265 Federal Farm Credit Bank, 0.19%-5.70%, due 9/22/14-8/21/26,
value $19,727,387, $189,658,410 Federal Home Loan Bank, 0%-5.38%,
due 9/26/14-3/14/36, value $190,594,983, $38,436,940 Federal Home
Loan Mortgage Corp., 0%-5.25%, due 8/6/14-6/14/28, value $37,750,563,
$293,490,651 Federal National Mortgage Association, 0%-6.63%,
due 10/6/14-7/15/37, value $297,996,606, $65,060 U.S. Treasury Bonds,
4.25%, due 11/15/40, value $77,482 and $4,279,077 U.S. Treasury Notes,
0.25%-4.63%, due 9/15/15-4/30/20, value $4,653,556)	0.08	540,000,000		540,000,000
Barclays Capital, Inc.
dated 7/31/14, due 8/1/14 in the amount of $4,000,007 (fully collateralized by $1,930,887 U.S. Treasury Notes, 2.25%, due 4/30/21, value $1,948,081
and $3,084,980 U.S. Treasury Strips, due 8/15/14-8/15/43, value $2,131,919)	0.06	4,000,000		4,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/14, due 8/1/14 in the amount of $10,000,019 (fully collateralized by $9,256,000 Federal Agricultural Mortgage Corp., 2%, due 7/27/16,
value $9,498,713, $250,000 Federal Home Loan Bank, 1.50%, due 3/28/28,
value $238,924 and $403,900 U.S. Treasury Bonds, 9.88%,
due 11/15/15, value $462,369)	0.07	10,000,000		10,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole CIB
dated 7/31/14, due 8/1/14 in the amount of $750,001,667
(fully collateralized by $9,347,813 Federal Home Loan Bank,
1.13%-5.40%, due 12/30/19-10/25/27, value $9,496,359,
$523,662,074 Federal Home Loan Mortgage Corp., 0.63%-7%,
due 11/1/14-7/1/44, value $178,321,213, $986,098,208
Federal National Mortgage Association, 1.42%-7%,
due 7/1/16-7/1/44, value $490,886,034 and $181,268,832
Government National Mortgage Association, 1.75%-5%,
due 12/20/38-1/20/64, value $86,296,394)	0.08	750,000,000	750,000,000
Deutsche Bank Securities Inc.
dated 7/31/14, due 8/1/14 in the amount of
$541,001,353 (fully collateralized by $9,275,293
Federal Farm Credit Bank, 0.94%, due 1/22/18,
value $9,208,836, $31,960,867 Federal Home
Loan Bank, 1%-1.50%, due 4/30/19-4/25/28,
value $31,570,065, $1,093,333 Federal National Mortgage
Association, 2%, due 8/27/24, value $1,041,494,
$250,972,412 U.S. Treasury Inflation Protected Securities,
1.25%-3.63%, due 1/15/16-2/15/44, value $336,481,514
and $164,974,176 U.S. Treasury Notes, 0.38%-4.50%,
due 8/31/15-5/15/17, value $173,518,492)	0.09	541,000,000	541,000,000
Federal Reserve Bank of New York,
dated 7/31/14, due 8/1/14 in the amount of $2,300,003,194
(fully collateralized by $2,214,760,800 U.S. Treasury Notes,
2.38%, due 5/31/18, value $2,300,003,252)	0.05	2,300,000,000	2,300,000,000
HSBC USA Inc.
dated 7/31/14, due 8/1/14 in the amount of
$480,000,933 (fully collateralized by $81,190,000
Federal Home Loan Bank, 0%, due 8/29/14,
value $81,188,379 and $413,443,707
U.S. Treasury Notes, 0.63%,
due 11/15/16-11/30/17, value $408,414,467)	0.07	480,000,000	480,000,000
JPMorgan Chase & Co.
dated 7/31/14, due 8/1/14 in the amount of
$150,000,375 (fully collateralized by $1,487,791,394
Federal National Mortgage Association, 5.70%-7.45%,
due 12/25/30-6/25/44, value $153,000,053)	0.09	150,000,000	150,000,000

The Funds 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Societe Generale
dated 7/31/14, due 8/1/14 in the amount of $1,650,003,667
(fully collateralized by $143,554,000 Federal Farm Credit Bank,
0.17%-1.50%, due 11/16/15-9/14/16, value $145,235,251,
$162,535,000 Federal Home Loan Bank, 0.50%-1.75%,
due 11/20/15-7/23/19, value $162,208,944, $323,326,459
Federal Home Loan Mortgage Corp., 0%-5.05%,
due 11/14/14-10/2/19, value $325,672,841,
$283,288,000 Federal National Mortgage Association,
0%-2.13%, due 10/21/15-4/30/18, value $280,274,892,
$99,404,000 Resolution Funding Corp., 0%,
due 10/15/29-1/15/30, value $58,782,853, $41,978,000
Tennessee Valley Authority, 5.38%-5.50%, due 7/18/17-4/1/56,
value $47,825,218, $562,002,372 U.S. Treasury Inflation
Protected Securities, 0.13%-3.88%, due 1/15/15-2/15/41,
value $654,344,688, $2,779,075 U.S. Treasury Notes,
0.38%-2.38%, due 3/15/16-12/31/20, value $2,782,816
and $7,611,478 U.S. Treasury Strips,
due 2/15/24-2/15/42, value $5,872,522)	0.08	1,650,000,000	1,650,000,000
Total Repurchase Agreements
(cost $6,500,000,000)			6,500,000,000

Total Investments (cost $15,646,992,424)		99.9%	15,646,992,424

Cash and Receivables (Net)		.1%	8,737,004

Net Assets		100.0%	15,655,729,428

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	41.5	Federal National Mortgage Association	1.9
Federal Home Loan Bank	30.7	U.S. Treasury Notes	1.6
Federal Home Loan Mortgage Corp.	18.0
Federal Farm Credit Bank	6.2		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—62.5%
Federal Farm Credit Bank:
8/4/14	0.05	150,000,000		149,999,375
8/5/14	0.04	100,000,000		99,999,555
8/6/14	0.04	90,000,000		89,999,500
8/11/14	0.08	20,000,000		19,999,555
8/12/14	0.09	50,000,000	[a]	50,000,463
8/15/14	0.08	15,000,000		14,999,533
8/20/14	0.08	20,000,000		19,999,208
9/10/14	0.09	25,000,000		24,997,500
9/12/14	0.10	50,000,000		49,994,458
10/3/14	0.08	50,000,000		49,993,000
10/14/14	0.10	15,000,000		14,996,917
11/3/14	0.10	25,000,000		24,993,472
12/29/14	0.08	100,000,000		99,966,667
1/28/15	0.10	10,000,000		9,995,000
4/1/15	0.10	31,000,000		30,979,075
Federal Home Loan Bank:
8/1/14	0.05	140,529,000		140,529,000
8/6/14	0.05	105,000,000		104,999,271
8/20/14	0.07	74,810,000		74,807,239
8/29/14	0.07	150,000,000		149,992,067
9/3/14	0.09	21,920,000		21,918,192
9/5/14	0.10	10,000,000		9,999,076
9/10/14	0.09	30,400,000		30,397,024
9/24/14	0.09	45,000,000		44,994,262
9/26/14	0.09	50,000,000		49,993,389
10/1/14	0.07	278,730,000		278,696,940
10/22/14	0.08	34,200,000		34,194,157
10/24/14	0.07	17,763,000		17,759,967
10/29/14	0.07	30,800,000		30,794,670
10/31/14	0.08	238,589,000		238,543,568
11/12/14	0.07	3,000,000		2,999,399
11/14/14	0.07	44,000,000		43,991,017
11/19/14	0.07	9,250,000		9,248,022
12/5/14	0.09	185,000,000		184,943,668
Total U.S. Government Agencies
(cost $2,219,714,206)				2,219,714,206

U.S. Treasury Bills—7.0%
8/21/14	0.03	150,000,000		149,997,569
8/28/14	0.02	100,000,000		99,998,875
Total U.S. Treasury Bills
(cost $249,996,444)				249,996,444

The Funds 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Notes—34.5%
8/15/14	0.05	68,000,000	68,011,943
8/31/14	0.04	274,000,000	274,047,886
8/31/14	0.05	271,000,000	271,535,131
9/30/14	0.05	200,000,000	200,760,141
10/15/14	0.04	181,779,000	181,948,462
11/15/14	0.05	230,000,000	230,213,230
Total U.S. Treasury Notes
(cost $1,226,516,793)			1,226,516,793
Total Investments (cost $3,696,227,443)		104.0%	3,696,227,443
Liabilities, Less Cash and Receivables		(4.0%)	(143,713,706)
Net Assets		100.0%	3,552,513,737

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	41.4	U.S. Treasury Bills	7.0
U.S. Treasury Notes	34.5
Federal Farm Credit Bank	21.1		104.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—6.0%
8/7/14	0.07	200,000,000	199,997,667
8/14/14	0.02	196,000,000	195,998,584
8/21/14	0.03	250,000,000	249,996,528
1/22/15	0.05	221,000,000	220,945,081
2/5/15	0.11	100,000,000	99,942,556
Total U.S. Treasury Bills
(cost $966,880,416)			966,880,416

U.S. Treasury Notes—28.7%
8/15/14	0.17	280,000,000	280,036,816
8/31/14	0.04	147,000,000	147,294,389
9/30/14	0.07	800,000,000	803,013,266
10/15/14	0.10	200,000,000	200,164,225
11/15/14	0.09	342,000,000	346,124,319
11/15/14	0.10	255,000,000	255,197,240
11/30/14	0.15	200,000,000	201,327,375
12/31/14	0.06	60,000,000	60,016,406
2/28/15	0.11	150,000,000	150,117,338
3/15/15	0.09	300,000,000	300,519,481
3/31/15	0.09	1,100,000,000	1,117,525,138
5/31/15	0.10	515,000,000	523,623,235
6/15/15	0.10	250,000,000	250,596,250
Total U.S. Treasury Notes
(cost $4,635,555,478)			4,635,555,478

Repurchase Agreements—65.2%
ABN AMRO Bank N.V.
dated 7/31/14, due 8/1/14 in the amount of $865,001,682
(fully collateralized by $495,610,194 Government National Mortgage
Association, 4%-5%, due 8/15/39-6/15/42, value $274,586,840,
$110,800 U.S. Treasury Bills, due 8/21/14, value $110,799,
$177,278,358 U.S. Treasury Bonds, 2.75%-8.50%,
due 2/15/20-8/15/43, value $229,628,925 and
$374,422,688 U.S. Treasury Notes, 1.38%-2.63%,
due 4/30/16-8/15/21, value $377,973,493)	0.07	865,000,000	865,000,000
Bank of Nova Scotia
dated 7/31/14, due 8/1/14 in the amount of $425,000,826
(fully collateralized by $57,642,623 U.S. Treasury Bonds,
3.38%-8.13%, due 2/15/21-5/15/44, value $62,969,908,
$62,626,555 U.S. Treasury Inflation Protected Securities,
0.13%-3.63%, due 4/15/15-2/15/43, value $72,471,808
and $297,332,593 U.S. Treasury Notes, 0.25%-4.63%,
due 12/15/14-5/15/22, value $298,058,315)	0.07	425,000,000	425,000,000

The Funds 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Barclays Capital, Inc.
dated 7/31/14, due 8/1/14 in the amount of $87,000,145
(fully collateralized by $41,996,784 U.S. Treasury Notes, 2.25%, due 4/30/21, value $42,370,765 and $67,098,305 U.S. Treasury Strips,
due 8/15/14-8/15/43, value $46,369,235)	0.06	87,000,000	87,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/14, due 8/1/14 in the amount of $25,000,042
(fully collateralized by $9,976,600 U.S. Treasury Bonds, 3.13%, due 2/15/43, value $9,792,213 and $15,983,200 U.S. Treasury Inflation
Protected Securities, 0.63%-1.38%, due 2/15/43-2/15/44,
value $15,707,822)	0.06	25,000,000	25,000,000
Credit Agricole CIB
dated 7/31/14, due 8/1/14 in the amount of $300,000,583
(fully collateralized by $14,221,974 U.S. Treasury Bills,
due 11/20/14-11/28/14, value $14,219,678, $47,407,224
U.S. Treasury Bonds, 2.88%-9%, due 11/15/18-5/15/43,
value $54,457,461, $46,480,137 U.S. Treasury Inflation Protected
Securities, 0.13%-2.63%, due 1/15/16-1/15/26, value $56,918,581 and $179,801,353 U.S. Treasury Notes, 0.50%-3.38%,
due 9/30/15-11/15/22, value $180,404,282)	0.07	300,000,000	300,000,000
Credit Suisse Securities LLC
dated 7/31/14, due 8/1/14 in the amount of $150,000,292
(fully collateralized by $234,879,371 Government National Mortgage
Association, 2.50%-8%, due 10/20/17-8/15/55, value $153,003,254)	0.07	150,000,000	150,000,000
Deutsche Bank Securities Inc.
dated 7/31/14, due 8/1/14 in the amount of $700,001,750
(fully collateralized by $206,076,204 Government National Mortgage
Association, 2.25%-9.50%, due 12/15/14-8/15/48, value $102,000,000,
$301,166,894 U.S. Treasury Inflation Protected Securities, 1.25%-3.63%,
due 1/15/16-2/15/44, value $403,777,817 and $197,969,012
U.S. Treasury Notes, 0.38%-4.50%, due 8/31/15-5/15/17,
value $208,222,190)	0.09	700,000,000	700,000,000
Federal Reserve Bank of New York,
dated 7/31/14, due 8/1/14 in the amount of $5,200,007,222
(fully collateralized by $3,963,819,100 U.S. Treasury Bonds, 5%,
due 5/15/37, value $5,200,007,263)	0.05	5,200,000,000	5,200,000,000
Merrill Lynch & Co. Inc.
dated 7/31/14, due 8/1/14 in the amount of $120,000,267
(fully collateralized by $115,709,204 Government National
Mortgage Association, 4%, due 5/20/44, value $122,400,001)	0.08	120,000,000	120,000,000
Societe Generale
dated 7/31/14, due 8/1/14 in the amount of $2,225,004,944
(fully collateralized by $1,923,777,349 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 1/15/15-2/15/41, value $2,239,872,202,
$9,512,988 U.S. Treasury Notes, 0.38%-2.38%, due 3/15/16-12/31/20,
value $9,525,793 and $26,054,676 U.S. Treasury Strips,
due 2/15/24-2/15/42, value $20,102,095)	0.08	2,225,000,000	2,225,000,000

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
TD Securities (USA) LLC
dated 7/31/14, due 8/1/14 in the amount of $435,000,967
(fully collateralized by $27,823,356 U.S. Treasury Bills,
due 8/7/14-6/25/15, value $27,817,889, $35,153,600
U.S. Treasury Bonds, 4.25%-9.88%, due 11/15/15-8/15/39,
value $43,398,125, $253,780,100 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 4/15/15-2/15/43, value $313,343,274 and $59,802,800 U.S. Treasury Notes, 0.13%-3.25%,
due 11/30/14-8/15/22, value $59,140,712)		0.08	435,000,000	435,000,000
Total Repurchase Agreements
(cost $10,532,000,000)				10,532,000,000

Total Investments (cost $16,134,435,894)			99.9%	16,134,435,894

Cash and Receivables (Net)			.1%	23,817,128

Net Assets			100.0%	16,158,253,022

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
Repurchase Agreements	65.2	U.S. Treasury Bills		6.0
U.S. Treasury Notes	28.7			99.9

† Based on net assets.
See notes to financial statements.

The Funds 23

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—67.3%
8/7/14	0.02	3,161,500,000	3,161,489,461
8/14/14	0.02	1,000,000,000	999,993,410
8/21/14	0.02	3,064,000,000	3,063,964,172
8/28/14	0.03	5,339,000,000	5,338,884,684
9/4/14	0.03	600,000,000	599,983,000
9/11/14	0.03	606,000,000	605,980,998
9/18/14	0.01	125,000,000	124,998,333
9/25/14	0.06	2,535,000,000	2,534,778,128
10/2/14	0.03	409,000,000	408,975,777
10/9/14	0.03	500,000,000	499,971,251
11/6/14	0.05	1,250,000,000	1,249,848,438
11/20/14	0.05	50,000,000	49,992,677
12/4/14	0.05	600,000,000	599,895,833
12/18/14	0.07	670,000,000	669,831,849
1/22/15	0.05	401,000,000	400,903,092
1/29/15	0.06	1,400,000,000	1,399,612,861
Total U.S. Treasury Bills
(cost $21,709,103,964)			21,709,103,964

U.S. Treasury Notes—32.5%
8/15/14	0.03	1,050,000,000	1,051,712,833
8/15/14	0.04	954,000,000	954,170,740
8/31/14	0.04	825,000,000	825,148,436
8/31/14	0.05	623,000,000	624,239,380
9/15/14	0.04	887,512,000	887,741,567
9/30/14	0.04	1,009,599,000	1,009,946,656
9/30/14	0.04	1,197,000,000	1,201,571,658
10/15/14	0.05	466,000,000	466,431,528
10/31/14	0.05	1,325,000,000	1,325,644,756
10/31/14	0.05	1,080,000,000	1,086,212,034

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Notes (continued)
11/15/14		0.06	200,000,000	200,183,050
11/15/14		0.06	350,000,000	354,231,246
11/30/14		0.06	150,000,000	150,096,004
11/30/14		0.07	350,000,000	352,385,480
Total U.S. Treasury Notes
(cost $10,489,715,368)				10,489,715,368
Total Investments (cost $32,198,819,332)			99.8%	32,198,819,332
Cash and Receivables (Net)			.2%	54,033,353
Net Assets			100.0%	32,252,852,685

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	67.3	U.S. Treasury Notes		32.5
				99.8

† Based on net assets.
See notes to financial statements.

The Funds 25

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments—101.0%
Alabama—.7%
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.09	8/7/14	2,000,000	[a]	2,000,000
Arizona—2.0%
Maricopa County Industrial Development Authority, MFHR
(San Clemente Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.10	8/7/14	1,010,000	[a]	1,010,000
Phoenix Industrial Development Authority, Health Care Facilities
Revenue (Mayo Clinic) (Liquidity Facility; Wells Fargo Bank)	0.04	8/1/14	5,000,000	[a]	5,000,000
Arkansas—1.7%
Arkansas Development Finance Authority,
MFHR (Capri Apartments Project) (LOC; FHLB)	0.11	8/7/14	5,200,000	[a]	5,200,000
California—6.4%
Alameda County Industrial Development Authority, Revenue
(Oakland Pallet Company, Inc. Project) (LOC; Comerica Bank)	0.10	8/7/14	1,770,000	[a]	1,770,000
Alameda County Industrial Development Authority, Revenue
(Tool Family Partnership Project) (LOC; Wells Fargo Bank)	0.09	8/7/14	1,404,000	[a]	1,404,000
California Pollution Control Financing Authority, SWDR
(Bay Counties Waste Services, Inc. Project) (LOC; Comerica Bank)	0.10	8/7/14	2,300,000	[a]	2,300,000
California Pollution Control Financing Authority, SWDR
(Rainbow Disposal Company Inc. Project) (LOC; Comerica Bank)	0.10	8/7/14	13,815,000	[a]	13,815,000
Colorado—3.0%
City and County of Denver, GO Notes
(Justice System Facilities and Zoo Bonds)	5.00	8/1/14	450,000		450,000
Colorado Housing and Finance Authority,
EDR (Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.16	8/7/14	1,635,000	[a]	1,635,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1129 X)
(City and County of Denver, Airport System Revenue)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	8/7/14	7,000,000 [a,b,c]		7,000,000
District of Columbia—1.1%
District of Columbia, Income Tax Secured Revenue	5.00	12/1/14	250,000		253,981
Metropolitan Washington Airports Authority,
Airport System Revenue, Refunding	5.25	10/1/14	3,000,000		3,025,472
Florida—9.9%
Branch Banking and Trust Co. Municipal Trust (Series 2042)
(Collier County School Board, COP, Refunding (Master Lease-Purchase
Agreement)) (Liquidity Facility; Branch Banking and Trust Co.
and LOC; Branch Banking and Trust Co.)	0.10	8/7/14	4,935,000 [a,b,c]		4,935,000
Branch Banking and Trust Co. Municipal Trust (Series 2057)
(Miami-Dade County, Aviation Revenue (Miami International
Airport)) (Liquidity Facility; Branch Banking and
Trust Co. and LOC; Branch Banking and Trust Co.)	0.09	8/7/14	10,055,000 [a,b,c]		10,055,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Florida (continued)
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.10	12/9/14	1,905,000		1,905,000
Florida Housing Finance Corporation, MFMR
(Tuscany Lakes Apartments) (LOC; FNMA)	0.12	8/7/14	2,100,000	[a]	2,100,000
Miami-Dade County Aviation Revenue (Miami-Dade International
Airport) (Eagle Series 2013-0016) (Liquidity Facility; Citibank NA)	0.09	8/7/14	5,000,000 [a,b,c]		5,000,000
Sarasota County Public Hospital District, HR, Refunding (Sarasota
Memorial Hospital Project) (LOC: Northern Trust Company)	0.04	8/1/14	4,500,000	[a]	4,500,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.10	10/9/14	1,625,000		1,625,000
Georgia—1.3%
Fayette County Hospital Authority, RAC
(Fayette Community Hospital Project) (LOC; FHLB)	0.05	8/7/14	4,000,000	[a]	4,000,000
Idaho—.5%
Deutsche Bank Spears/Lifers Trust (Series DBE-1102) (Idaho Health
Facilities Authority, Revenue (Saint Luke’s Health System Project))
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	1,500,000 [a,b,c]		1,500,000
Indiana—4.6%
Carmel 2002 School Building Corporation, First Mortgage Bonds	3.00	1/15/15	755,000		764,594
East Porter County School Building Corporation (SPEARS DB-145)
First Mortgage Revenue, Refunding (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	5,490,000 [a,b,c]		5,490,000
Indiana Finance Authority, EDR (JRL Leasing, Inc.
and LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.11	8/7/14	2,465,000	[a]	2,465,000
Lawrence, Fort Harrison Reuse Authority, Tax Increment Revenue
(Fort Harrison Military Base Reuse District) (LOC; PNC Bank NA)	0.08	8/7/14	5,350,000	[a]	5,350,000
Iowa—1.4%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of America)	0.09	8/7/14	4,385,000	[a]	4,385,000
Kansas—2.7%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.08	8/7/14	8,105,000	[a]	8,105,000
Louisiana—2.5%
Ascension Parish, Revenue (BASF Corporation Project)	0.22	8/7/14	1,200,000	[a]	1,200,000
Ascension Parish, Revenue, CP (BASF SE)	0.29	11/7/14	5,000,000		5,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.04	8/1/14	1,500,000	[a]	1,500,000
Maryland—1.6%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.18	8/7/14	4,875,000	[a]	4,875,000

The Funds 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Massachusetts—.3%
Massachusetts, Special Obligation Notes, Refunding
(Federal Highway Grant Anticipation Note Program)	5.00	12/15/14	1,000,000		1,018,018
Michigan—1.0%
Pittsfield Township Economic Development Corporation,
LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.11	8/7/14	2,995,000	[a]	2,995,000
Minnesota—1.6%
RBC Municipal Products Inc. Trust (Series E-19) (Minneapolis,
Health Care System Revenue (Fairview Health Services)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.06	8/7/14	5,000,000 [a,b,c]		5,000,000
Mississippi—1.1%
Jackson County, Port Facility Revenue,
Refunding (Chevron U.S.A. Inc. Project)	0.04	8/1/14	3,300,000	[a]	3,300,000
Missouri—.8%
Missouri Board of Public Buildings,
Special Obligation Revenue, Refunding	2.00	10/1/14	1,000,000		1,002,130
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue (Saint Louis University)
(LOC; Wells Fargo Bank)	0.04	8/1/14	1,280,000	[a]	1,280,000
Nebraska—2.2%
Nebraska Investment Finance Authority, SFHR
(Liquidity Facility; FHLB)	0.08	8/7/14	6,620,000	[a]	6,620,000
New Hampshire—.3%
Rockingham County, GO Notes, TAN	0.50	12/19/14	1,000,000		1,001,300
New Jersey—1.6%
Monroe Township, GO Notes, BAN	1.00	2/6/15	3,000,000		3,011,775
Stafford Township, GO Notes, BAN
(General Improvement and Water/Sewer Utility)	1.00	5/18/15	1,700,000		1,708,871
New York—1.6%
Monroe County Industrial Development Agency,
Revenue (HDF-RWC Project 1, LLC—Robert
Weslayan College Project) (LOC; M&T Trust)	0.10	8/7/14	2,600,000	[a]	2,600,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Barclays Bank PLC)	0.06	8/1/14	2,300,000	[a]	2,300,000
North Carolina—2.2%
Charlotte-Mecklenburg Hospital Authority, Health Care
Revenue (Carolinas HealthCare System) (LOC; Wells Fargo Bank)	0.04	8/1/14	5,035,000	[a]	5,035,000
Guilford County Industrial Facilities and Pollution Control
Financing Authority, IDR (Anco-Eaglin Project)
(LOC; Branch Banking and Trust Co.)	0.10	8/7/14	1,545,000	[a]	1,545,000
North Dakota—.7%
North Dakota Rural Water Finance Corporation,
Public Projects Construction Notes	1.00	5/1/15	2,000,000		2,010,890

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Ohio—1.7%
Lorain County, IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.11	8/7/14	1,465,000	[a]	1,465,000
Ohio Higher Educational Facility Commission, HR
(Cleveland Clinic Health System Obligated Group)	5.00	1/1/15	400,000		407,716
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/10/14	3,200,000		3,203,664
Pennsylvania—9.0%
Beaver County Industrial Development Authority,
EIR (BASF Corporation Project)	0.22	8/7/14	2,200,000	[a]	2,200,000
Pennsylvania Economic Development Financing Authority, Revenue
(Evergreen Community Power Facility) (LOC; M&T Trust)	0.21	8/7/14	13,500,000	[a]	13,500,000
Philadelphia Authority for Industrial Development, Revenue
(The Philadelphia Protestant Home Project) (LOC; Bank of America)	0.14	8/7/14	8,000,000	[a]	8,000,000
Telford Industrial Development Authority, IDR
(Ridgetop Associates Project) (LOC; Bank of America)	0.15	8/7/14	3,460,000	[a]	3,460,000
Tennessee—6.8%
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.05	8/7/14	5,525,000	[a]	5,525,000
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.11	8/7/14	7,900,000	[a]	7,900,000
Montgomery County Public Building Authority, Pooled Financing
Revenue (Tennessee County Loan Pool) (LOC; Bank of America)	0.08	8/1/14	795,000	[a]	795,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.07	8/7/14	6,405,000	[a]	6,405,000
Texas—17.3%
Dallas, CP (Liquidity Facility; Wells Fargo Bank)	0.10	9/3/14	4,365,000		4,365,000
Dallas, GO Notes	5.00	2/15/15	325,000		333,273
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries, Inc. Project) (LOC; Wells Fargo Bank)	0.16	8/7/14	3,660,000	[a]	3,660,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.60	10/15/14	5,350,000		5,350,000
Lovejoy Independent School District, Unlimited Tax School
Building Bonds, Refunding (LOC; Permanent
School Fund Guarantee Program)	2.00	2/15/15	1,600,000		1,615,440
Port of Port Arthur Navigation District, Revenue, CP (BASF SE)	0.29	11/7/14	5,000,000		5,000,000
San Antonio Independent School District, CP
(LOC; Royal Bank of Canada)	0.08	8/20/14	6,000,000		6,000,000
Texas, TRAN	2.00	8/28/14	15,500,000		15,520,926
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Citigroup ROCS,
Series RR II R-11746) (Liquidity Facility; Citibank NA)	0.06	8/7/14	10,940,000 [a,b,c]		10,940,000

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Utah—1.6%
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.11	11/7/14	5,000,000		5,000,000
Vermont—1.2%
Vermont Educational and Health Buildings Financing Agency, HR
(Northeastern Vermont Regional Hospital Project) (LOC; TD Bank)	0.05	8/1/14	3,600,000	[a]	3,600,000
Washington—1.2%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.13	8/7/14	3,560,000	[a]	3,560,000
Wisconsin—9.4%
Wisconsin Health and Educational Facilities Authority,
Revenue, CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.15	8/5/14	10,000,000		10,000,000
Wisconsin Health and Educational Facilities Authority,
Revenue, CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.16	9/4/14	8,000,000		8,000,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; FHLB)	0.09	8/7/14	6,855,000	[a]	6,855,000
Wisconsin School Districts, Cash Flow Administration
Program Participation Notes	1.00	10/10/14	3,625,000		3,629,847

Total Investments (cost $306,336,897)			101.0%		306,336,897
Liabilities, Less Cash and Receivables			(1.0%)		(3,122,822)
Net Assets			100.0%		303,214,075

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2014, these securities amounted to $49,920,000 or 16.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	20.2	Utility-Water and Sewer	4.3
Industrial	16.4	County	2.4
Housing	11.3	City	2.1
Transportation Services	8.6	Resource Recovery	1.8
Education	7.6	Special Tax	1.6
Utility-Electric	6.1	Lease	1.4
Pollution Control	5.3	Other	6.8
State/Territory	5.1		101.0

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Funds 31

STATEMENT OF INVESTMENTS

July 31, 2014 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—103.0%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.07	8/7/14	2,100,000	[a]	2,100,000
Amherst, GO Notes, BAN	1.00	11/13/14	15,645,702		15,678,108
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.20	8/7/14	8,730,000	[a]	8,730,000
Chemung County Industrial Development Agency, IDR
(Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.20	8/7/14	170,000	[a]	170,000
Clarkstown Central School District, GO Notes, TAN	1.00	11/5/14	12,600,000		12,628,602
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.07	8/7/14	4,945,000	[a]	4,945,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.07	8/7/14	4,350,000	[a]	4,350,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1152)
(TSASC, Inc., Tobacco Settlement Asset-Backed Bonds)
(Liquidity Facility: Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	8/7/14	8,000,000 [a,b,c]		8,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1162)
(Westchester County Industrial Development Agency, IDR
(Ardsley Housing Associates, LLC Facility)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.26	8/7/14	23,870,000 [a,b,c,d]		23,870,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.13	8/7/14	1,720,000	[a]	1,720,000
Franklin County Civic Development Corporation, Revenue
(Alice Hyde Medical Center Project) (LOC; HSBC Bank USA)	0.07	8/7/14	3,400,000	[a]	3,400,000
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.20	8/7/14	1,390,000	[a]	1,390,000
Lancaster Industrial Development Agency, Civic Facility
Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.11	8/7/14	5,665,000	[a]	5,665,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.13	8/7/14	1,895,000	[a]	1,895,000
Maybrook, GO Notes, BAN (Sewer System Improvements)	1.25	6/18/15	6,000,000		6,044,905
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	3.00	11/1/14	500,000		503,506
Metropolitan Transportation Authority, Transportation Revenue
(Eagle Series 2014-0042) (LOC; Berkshire Hathaway
Assurance Corp. and Liquidity Facility; Citibank NA)	0.07	8/7/14	7,425,000 [a,b,c]		7,425,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; TD Bank)	0.10	11/6/14	14,000,000		14,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.11	8/7/14	1,875,000	[a,d]	1,875,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.08	8/7/14	8,000,000	[a]	8,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.08	8/7/14	11,100,000	[a]	11,100,000
New York City, GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.09	8/7/14	1,800,000	[a]	1,800,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.12	8/7/14	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, MFHR
(Soundview Family) (LOC; Wells Fargo Bank)	0.05	8/7/14	8,100,000	[a,d]	8,100,000
New York City Housing Development Corporation, MFMR
(1405 Fifth Avenue Apartments) (LOC; Citibank NA)	0.08	8/7/14	9,500,000	[a,d]	9,500,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Housing Development Corporation,
MFMR (Bruckner by the Bridge) (LOC; FHLMC)	0.06	8/7/14	10,000,000	[a,d]	10,000,000
New York City Housing Development Corporation,
MFMR (Las Casas Development) (LOC; Bank of America)	0.11	8/7/14	1,500,000	[a,d]	1,500,000
New York City Housing Development Corporation,
MFMR (Susan’s Court) (LOC; Citibank NA)	0.07	8/7/14	13,000,000	[a,d]	13,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.11	8/7/14	4,450,000	[a,d]	4,450,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; TD Bank)	0.13	8/7/14	5,755,000	[a]	5,755,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.09	8/7/14	4,170,000	[a]	4,170,000
New York City Industrial Development Agency, Civic Facility Revenue
(Village Community School Project) (LOC; TD Bank)	0.18	8/7/14	2,340,000	[a]	2,340,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; U.S. Bank NA)	0.06	8/1/14	4,500,000	[a]	4,500,000
New York City Municipal Water Finance Authority, Water and Sewer System
Second General Resolution Revenue (Liquidity Facility; TD Bank)	0.05	8/1/14	5,740,000	[a]	5,740,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Wells Fargo Bank)	0.04	8/1/14	8,600,000	[a]	8,600,000
New York City Transitional Finance Authority, Building Aid Revenue
(Citigroup ROCS, Series RR II R-14076) (Liquidity Facility; Citibank NA)	0.07	8/7/14	6,250,000 [a,b,c]		6,250,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Liquidity Facility; Bank of America)	0.05	8/1/14	4,210,000	[a]	4,210,000
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/14	205,000		207,494
New York State Dormitory Authority, Revenue
(Blythedale Children’s Hospital) (LOC; TD Bank)	0.06	8/7/14	2,900,000	[a]	2,900,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.07	8/7/14	6,605,000	[a]	6,605,000
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.07	8/7/14	18,000,000	[a]	18,000,000
New York State Housing Finance Agency, Affordable Housing Revenue	1.20	11/1/14	200,000	[d]	200,459
New York State Housing Finance Agency, Housing Revenue
(25 Washington Street) (LOC; M&T Trust)	0.10	8/7/14	1,600,000	[a,d]	1,600,000
New York State Housing Finance Agency, Housing Revenue
(80 DeKalb Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.07	8/7/14	6,000,000	[a,d]	6,000,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.06	8/7/14	11,000,000	[a,d]	11,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.08	8/1/14	8,700,000	[a,d]	8,700,000
New York State Housing Finance Agency, Housing Revenue
(2180 Broadway Housing Project) (LOC; Wells Fargo Bank)	0.05	8/7/14	4,000,000	[a,d]	4,000,000
New York State Housing Finance Agency, Housing Revenue
(Capitol Green Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.07	8/7/14	7,000,000	[a,d]	7,000,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.10	8/7/14	9,000,000	[a,d]	9,000,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Barclays Bank PLC)	0.06	8/7/14	17,300,000	[a,d]	17,300,000
North Tonawanda, GO Notes, BAN	1.00	5/7/15	2,500,000		2,508,542
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.21	8/7/14	1,695,000	[a]	1,695,000
Port Authority of New York and New Jersey, Equipment Notes	0.11	8/7/14	10,500,000	[a]	10,500,000
RIB Floater Trust (Series 1 WX) (New York City Municipal Water
Finance Authority, Water and Sewer System Second General
Resolution Revenue) (Liquidity Facility; Barclays Bank PLC)	0.07	8/7/14	2,000,000 [a,b,c]		2,000,000
Rockland County Industrial Development Agency, IDR
(Intercos America, Inc. Project) (LOC; HSBC Bank USA)	0.20	8/7/14	2,150,000	[a]	2,150,000
Tonawanda, GO Notes, BAN	1.00	6/11/15	3,241,000		3,257,076
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges
and Tunnels) (LOC; California Public Employees Retirement System)	0.06	8/7/14	14,510,000	[a]	14,510,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.08	8/1/14	9,000,000	[a]	9,000,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.21	8/7/14	685,000	[a]	685,000
Wallkill, GO Notes, BAN	1.25	1/16/15	1,971,000		1,976,679
Watertown, GO Notes, BAN	1.00	4/23/15	2,500,000		2,508,117
West Genesee Central School District, GO Notes, RAN	0.75	12/18/14	5,000,000		5,010,786
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.21	8/7/14	20,000,000	[a,d]	20,000,000

Total Investments (cost $405,519,274)			103.0%		405,519,274
Liabilities, Less Cash and Receivables			(3.0%)		(11,825,615)
Net Assets			100.0%		393,693,659

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2014, these securities amounted to $47,545,000 or 12.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At July 31, 2014, the fund had $157,095,459 or 39.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	39.9	Health Care	8.2
Transportation Services	15.3	Utility-Water and Sewer	5.3
City	11.4	Special Tax	1.6
Education	10.7	Other	2.0
Industrial	8.6		103.0

Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Funds 35

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.2%
Alabama—2.9%
Chatom Industrial Development Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy Cooperative Projects)
(LOC; National Rural Utilities Cooperative Finance Corporation)	0.21	8/7/14	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.09	8/7/14	14,000,000	[a]	14,000,000
Tuscaloosa County Industrial Development Authority,
Gulf Opportunity Zone Revenue (Hunt Refining Project)
(LOC; Bank of Nova Scotia)	0.06	8/7/14	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority,
Gulf Opportunity Zone Revenue (Hunt Refining Project)
(LOC; Bank of Nova Scotia)	0.06	8/7/14	20,000,000	[a]	20,000,000
Arizona—3.4%
Arizona Health Facilities Authority, Revenue, Refunding
(Phoenix Children’s Hospital) (P-FLOATS Series MT-836)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.26	8/7/14	10,495,000	[a,b,c,d]	10,495,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1082)
(Arizona Health Facilities Authority, Revenue
(Catholic Healthcare West)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	18,250,000	[a,b,c,d]	18,250,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1086)
(Phoenix Industrial Development Authority, LR
(Rowan University Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	37,220,000	[a,b,d]	37,220,000
Phoenix Industrial Development Authority, Health Care Facilities
Revenue (Mayo Clinic) (Liquidity Facility; Wells Fargo Bank)	0.04	8/1/14	4,000,000	[a,c]	4,000,000
Yavapai County Industrial Development Authority, Revenue
(Skanon Investments, Inc.— Drake Cement Project) (LOC; Citibank NA)	0.07	8/7/14	4,500,000	[a]	4,500,000
California—1.0%
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	8/7/14	20,835,000	[a,b,d]	20,835,000
Colorado—3.3%
Colorado Educational and Cultural Facilities Authority,
Revenue, Refunding (The Nature Conservancy Project)	0.07	8/7/14	15,800,000	[a]	15,800,000
Sheridan Redevelopment Agency, Tax Increment
Revenue, Refunding (South Santa Fe Drive Corridor
Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.10	8/7/14	10,000,000	[a]	10,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	0.06	8/7/14	45,000,000	[a]	45,000,000
Delaware—2.4%
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.08	8/1/14	4,200,000	[a,c]	4,200,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.06	8/7/14	48,000,000	[a,c]	48,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
District of Columbia—1.3%
District of Columbia, Revenue (American Legacy Foundation Issue)	0.05	8/7/14	22,000,000	[a]	22,000,000
District of Columbia Water and Sewer Authority,
Public Utility Subordinated Lien Revenue (Eagle Series
2013-0012) (Liquidity Facility; Citibank NA)	0.09	8/7/14	7,000,000 [a,b,d]		7,000,000
Florida—2.6%
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.10	12/9/14	24,000,000	[c]	24,000,000
Jacksonville Electric Authority, Electric System
Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.07	8/7/14	10,000,000		10,000,000
Sarasota County Public Hospital District, HR, Refunding (Sarasota
Memorial Hospital Project) (LOC: Northern Trust Company)	0.04	8/1/14	5,000,000	[a,c]	5,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.10	10/9/14	10,000,000		10,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.12	1/7/15	7,000,000		7,000,000
Georgia—2.3%
Cobb County Hospital Authority, RAC
(Equipment Pool Project) (LOC; Wells Fargo Bank)	0.06	8/7/14	11,300,000	[a,c]	11,300,000
Fulton County Development Authority, Revenue (Children’s
Healthcare of Atlanta, Inc. Project) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.09	8/7/14	4,985,000	[a,c]	4,985,000
Monroe County Development Authority, PCR (Oglethorpe Power
Corporation Scherer Project) (LOC; Bank of Montreal)	0.07	8/7/14	15,000,000	[a]	15,000,000
Private Colleges and Universities Authority, Revenue (Emory University)	0.07	8/7/14	19,550,000	[a]	19,550,000
Idaho—.3%
Idaho Building Authority, State Building
Revenue (Idaho State Capitol Project)	5.00	9/1/14	6,885,000		6,913,776
Illinois—1.3%
Deutsche Bank Spears/Lifers Trust (Series DBE-502) (Chicago, General
Airport Third Lien Revenue (Chicago O’Hare International Airport))
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	16,360,000	[a,b,d]	16,360,000
Illinois Educational Facilities Authority, Revenue
(Saint Xavier University Project) (LOC; Bank of America)	0.08	8/7/14	8,105,000	[a]	8,105,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc.
Project) (Liquidity Facility; Northern Trust Company)	0.07	8/7/14	3,720,000	[a]	3,720,000
Indiana—1.2%
Indiana Bond Bank, Advance Funding Program
Notes (Liquidity Facility; JPMorgan Chase Bank)	1.25	1/6/15	10,000,000		10,043,137
Indiana Transportation Finance Authority, Highway Revenue, Refunding	5.50	12/1/14	5,000,000		5,089,674
Indianapolis Public Schools Multi-School Building Corporation, Unlimited
Ad Valorem Property Tax First Mortgage Revenue, Refunding	1.00	1/15/15	4,870,000		4,888,962
Indianapolis Public Schools Multi-School Building Corporation, Unlimited
Ad Valorem Property Tax First Mortgage Revenue, Refunding	2.00	7/15/15	5,430,000		5,523,032

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Kansas—.1%
Kansas Turnpike Authority, Turnpike Revenue, Refunding	2.00	9/1/14	1,630,000		1,632,544
Louisiana—2.0%
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.05	8/7/14	7,000,000	[a]	7,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.05	8/7/14	13,100,000	[a]	13,100,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.06	8/7/14	14,330,000	[a]	14,330,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.06	8/7/14	8,510,000	[a]	8,510,000
Maine—1.8%
Maine Health and Higher Educational Facilities Authority,
Revenue (Maine Medical Center) (LOC; JPMorgan Chase Bank)	0.08	8/7/14	40,000,000	[a,c]	40,000,000
Maryland—2.3%
Frederick County, Revenue (Homewood at Frederick,
Maryland Inc. Facility) (LOC; M&T Trust)	0.06	8/7/14	11,800,000	[a]	11,800,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.11	8/7/14	6,245,000	[a]	6,245,000
Maryland Health and Higher Educational Facilities Authority,
Revenue, CP (Johns Hopkins University)	0.08	8/11/14	16,845,000	[c]	16,845,000
Maryland Stadium Authority, Sports Facilities LR,
Refunding (Football Stadium Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corporation)	0.05	8/7/14	15,900,000	[a]	15,900,000
Massachusetts—1.9%
Massachusetts, Special Obligation Notes, Refunding
(Federal Highway Grant Anticipation Note Program)	5.00	12/15/14	5,900,000		6,006,005
Massachusetts Bay Transportation Authority, General Transportation
System Revenue (Liquidity Facility; Barclays Bank PLC)	0.05	8/7/14	16,300,000	[a]	16,300,000
University of Massachusetts Building Authority,
Project Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.08	8/7/14	18,560,000	[a]	18,560,000
Michigan—2.5%
Board of Trustees of the Michigan State University, CP	0.07	9/15/14	23,220,000		23,220,000
Michigan Housing Development Authority,
SFMR (Liquidity Facility; FHLB)	0.05	8/7/14	20,000,000	[a]	20,000,000
RBC Municipal Products Inc. Trust (Series E-49) (Michigan Finance
Authority, HR (CHE Trinity Health Credit Group)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.06	8/7/14	12,000,000	[a,b,c,d]	12,000,000
Minnesota—4.2%
Deutsche Bank Spears/Lifers Trust (Series DBE-1214)
(Saint Paul Housing and Redevelopment Authority,
District Cooling Revenue, Refunding) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	8/7/14	10,235,000	[a,b,d]	10,235,000
Hennepin County, GO Notes (Liquidity Facility; U.S. Bank NA)	0.05	8/7/14	25,000,000	[a]	25,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Minnesota (continued)
RBC Municipal Products Inc. Trust (Series E-19) (Minneapolis,
Health Care System Revenue (Fairview Health Services)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.06	8/7/14	20,600,000	[a,b,c,d]	20,600,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.09	8/6/14	24,000,000		24,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.09	10/14/14	11,000,000		11,000,000
Mississippi—3.9%
Jackson County, Port Facility Revenue,
Refunding (Chevron U.S.A. Inc. Project)	0.04	8/1/14	4,400,000	[a]	4,400,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.04	8/1/14	5,000,000	[a]	5,000,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.04	8/1/14	55,735,000	[a]	55,735,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.04	8/1/14	8,800,000	[a]	8,800,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.05	8/7/14	10,000,000	[a]	10,000,000
Missouri—3.9%
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (SSM Health Care)	0.05	8/7/14	27,000,000	[a,c]	27,000,000
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (SSM Health Care)	0.05	8/7/14	17,600,000	[a,c]	17,600,000
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.06	8/7/14	7,100,000	[a,c]	7,100,000
Saint Louis, Airport Revenue, Refunding (Lambert-Saint Louis
International Airport) (Spears Trust Series DB-161) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	29,800,000	[a,b,d]	29,800,000
Saint Louis Regional Convention and Sports Complex Authority,
Convention and Sports Facility Revenue, Refunding	2.00	8/15/14	3,565,000		3,567,181
Nebraska—6.5%
Lancaster County School District 0001, GO Notes (School Bonds)	5.00	1/15/15	6,090,000		6,223,773
Lincoln, Electric System Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.10	10/16/14	44,500,000		44,500,000
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.06	8/7/14	19,100,000	[a]	19,100,000
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy
Center Unit Number 2) (Eagle Series 2013-0007) (Liquidity Facility;
Citibank NA and LOC; Berkshire Hathaway Assurance Corporation)	0.08	8/7/14	71,470,000	[a,b,d]	71,470,000
Nevada—.0%
Nevada, GO Notes, Refunding (Capital Improvement)	5.00	6/1/15	675,000		701,582
New Hampshire—4.3%
Merrimack County, GO Notes, TAN	0.50	12/30/14	18,000,000		18,018,412

The Funds 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.12	8/1/14	26,750,000	[a]	26,750,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.10	8/1/14	12,000,000	[a]	12,000,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.12	8/1/14	36,000,000	[a]	36,000,000
New Jersey—.5%
Toms River, GO Notes, TAN	1.00	2/26/15	10,000,000		10,040,869
New Mexico—.2%
Santa Fe Public School District, GO Notes	3.00	8/1/14	5,000,000		5,000,000
New York—4.6%
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.11	8/7/14	7,545,000	[a]	7,545,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.11	8/7/14	8,935,000	[a]	8,935,000
New York City, GO Notes (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.05	8/7/14	15,000,000	[a]	15,000,000
New York City, GO Notes
(LOC; Sumitomo Mitsui Banking Corporation)	0.05	8/7/14	11,000,000	[a]	11,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; Barclays Bank PLC)	0.05	8/7/14	26,900,000	[a]	26,900,000
New York City Transitional Finance Authority, Future Tax
Secured Revenue (Liquidity Facility; Bank of America)	0.05	8/1/14	5,750,000	[a]	5,750,000
New York State Housing Finance Agency, Housing Revenue
(2180 Broadway Housing Project) (LOC; Wells Fargo Bank)	0.05	8/7/14	5,200,000	[a]	5,200,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.16	8/7/14	8,670,000	[a]	8,670,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.08	8/1/14	10,000,000	[a]	10,000,000
North Carolina—1.2%
Guilford County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.06	8/7/14	11,600,000	[a]	11,600,000
North Carolina Capital Facilities Finance
Agency, CP (Duke University Project)	0.08	8/12/14	12,178,000		12,178,000
North Carolina State University at Raleigh, General Revenue, Refunding
(The Board of Governors of the University of North Carolina)	3.00	10/1/14	1,505,000		1,512,140
Ohio—.4%
Akron, Income Tax Revenue, BAN (Various Purpose)	1.00	11/12/14	6,180,000		6,192,696

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Ohio (continued)
Lucas County, GO Notes (Various Purpose Improvement)	1.00	7/14/15	2,450,000		2,469,292
Oklahoma—.4%
Oklahoma Housing Finance Agency, Collateralized
Revenue Bonds (Wesley Village Retirement Community)	0.35	2/1/15	5,000,000		5,000,000
Oklahoma Water Resource Board, Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.25	9/2/14	2,830,000		2,830,000
Pennsylvania—5.8%
Adams County Industrial Development Authority, Revenue
(The Brethren Home Community Project) (LOC; PNC Bank NA)	0.05	8/7/14	2,800,000	[a,c]	2,800,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1021)
(Pennsylvania Higher Education Facilities Authority, Revenue
(Student Association, Inc. Student Housing Project at
California University of Pennsylvania)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	8/7/14	31,750,000 [a,b,d]		31,750,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.11	8/7/14	9,725,000	[a,c]	9,725,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.11	8/7/14	3,915,000	[a,c]	3,915,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.11	8/7/14	14,925,000	[a]	14,925,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.11	8/7/14	15,895,000	[a,c]	15,895,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.06	8/7/14	30,870,000	[a,c]	30,870,000
Lancaster County Hospital Authority, Revenue
(Landis Home Retirement Community Project) (LOC; M&T Trust)	0.11	8/7/14	7,810,000	[a,c]	7,810,000
Philadelphia Hospitals and Higher Education Facilities
Authority, HR (The Children’s Hospital of Philadelphia
Project) (Liquidity Facility; Wells Fargo Bank)	0.08	8/1/14	4,600,000	[a,c]	4,600,000
Ridley School District, GO Notes (LOC; TD Bank)	0.06	8/7/14	2,500,000	[a]	2,500,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.11	8/7/14	1,255,000	[a]	1,255,000
South Carolina—1.1%
Charleston Educational Excellence Financing Corporation,
Installment Purchase Revenue (Charleston County
School District, South Carolina Project)	5.00	12/1/14	3,795,000		3,856,634
South Carolina Jobs-Economic Development Authority, HR
(Oconee Memorial Hospital, Inc. Project) (LOC; Wells Fargo Bank)	0.07	8/7/14	20,105,000	[a,c]	20,105,000
Tennessee—5.4%
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.05	8/7/14	3,045,000	[a]	3,045,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.05	8/7/14	9,320,000	[a]	9,320,000

The Funds 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Tennessee (continued)
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(LOC; Branch Banking and Trust Co.)	0.05	8/7/14	8,315,000	[a]	8,315,000
Industrial Development Board of Blount County and
the Cities of Alcoa and Maryville, Local Government
Public Improvement Revenue (Maryville Civic Arts Center
Project) (LOC; Branch Banking and Trust Co.)	0.05	8/7/14	2,000,000	[a]	2,000,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.09	10/16/14	13,000,000		13,000,000
Metropolitan Government of Nashville and Davidson County, CP
(Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.07	8/11/14	18,000,000		18,000,000
Metropolitan Government of Nashville and Davidson
County, CP (LOC; Mizuho Bank, Ltd.)	0.08	8/20/14	10,000,000		10,000,000
Montgomery County Public Building Authority, Pooled Financing
Revenue (Tennessee County Loan Pool) (LOC; Bank of America)	0.08	8/1/14	12,995,000	[a]	12,995,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; FHLB)	0.09	8/7/14	5,030,000	[a]	5,030,000
Shelby County Health Educational and Housing Facility Board,
Educational Facilities Revenue (Rhodes College)
(LOC; Wells Fargo Bank)	0.06	8/7/14	7,730,000	[a]	7,730,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.08	8/28/14	17,000,000		17,000,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.10	8/12/14	7,000,000		7,000,000
Tennessee, GO Notes	5.00	10/1/14	3,500,000		3,528,496
Texas—14.9%
Austin Independent School District, CP (Liquidity Facility;
Sumitomo Mitsui Banking Corporation)	0.08	8/20/14	10,000,000		10,000,000
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.08	9/9/14	5,000,000		5,000,000
Dallas, Waterworks and Sewer System Revenue, Refunding	5.00	10/1/14	6,565,000		6,617,771
El Paso County, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.09	9/8/14	5,000,000		5,000,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.12	11/20/14	10,000,000		10,000,000
Garland, Electric Utility System Revenue, CP (LOC; Wells Fargo Bank)	0.08	9/29/14	5,000,000		5,000,000
Garland, Water and Sewer System Revenue, Refunding	4.00	3/1/15	2,230,000		2,279,987
Gregg County Health Facilities Development Corporation, HR (Good
Shepherd Medical Center Project) (LOC; JPMorgan Chase Bank)	0.10	8/7/14	7,160,000	[a,c]	7,160,000
Harris County, CP (Liquidity Facility; Bank of Tokyo Mitsubishi UFJ)	0.08	8/18/14	6,850,000		6,850,000
Harris County, Toll Road Senior Lien Revenue, Refunding	5.00	8/15/14	1,675,000		1,678,090
Harris County Cultural Education Facilities Finance
Corporation, HR, Refunding (Memorial Hermann Health System)	0.05	8/7/14	20,000,000	[a,c]	20,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas (continued)
Harris County Cultural Education Facilities Finance Corporation,
Medical Facilities Mortgage Revenue, Refunding
(Baylor College of Medicine) (LOC; Barclays Bank PLC)	0.05	8/7/14	13,800,000	[a]	13,800,000
Harris County Cultural Education Facilities Finance
Corporation, Revenue (The Methodist Hospital System)	0.08	8/1/14	30,000,000	[a,c]	30,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.60	10/15/14	14,935,000		14,935,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.60	10/15/14	25,700,000		25,700,000
Lubbock Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; Bank of America and LOC;
Permanent School Fund Guarantee Program)	0.07	8/7/14	4,300,000	[a]	4,300,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.06	8/7/14	15,000,000 [a,b,c,d]		15,000,000
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)
(Liquidity Facility; Northern Trust Company)	0.08	8/7/14	40,500,000	[a]	40,500,000
San Antonio, Gas and Electric Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.07	10/6/14	13,500,000		13,500,000
Sherman Independent School District, Unlimited Tax Bonds,
Refunding (LOC; Permanent School Fund Guarantee Program)	1.00	2/15/15	2,200,000		2,210,020
Texas, TRAN	2.00	8/28/14	51,000,000		51,067,960
Texas Public Finance Authority, CP	0.07	8/18/14	5,000,000		5,000,000
University of Texas System Board of Regents,
Financing System Revenue, Refunding	0.05	8/7/14	29,800,000	[a]	29,800,000
Utah—3.4%
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.11	10/9/14	36,000,000		36,000,000
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.11	11/7/14	8,000,000		8,000,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.04	8/7/14	100,000	[a,c]	100,000
Utah County, HR (Intermountain Health Care Health
Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.07	8/7/14	18,600,000	[a,c]	18,600,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.08	8/7/14	6,400,000	[a]	6,400,000
Utah State Board of Regents, Student Loan Revenue	4.00	11/1/14	5,200,000		5,250,669
Virginia—.3%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.05	8/7/14	6,560,000	[a,c]	6,560,000

The Funds 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Washington—.7%
Washington, Various Purpose GO, Refunding
(P-FLOATS Series PT-4658) (Liquidity Facility; Bank of America)	0.07	8/7/14	7,250,000 [a,b,d]		7,250,000
Washington Housing Finance Commission, MFHR
(Reserve at Renton Apartments Project) (LOC; FHLB)	0.07	8/7/14	8,000,000	[a]	8,000,000
Wisconsin—4.9%
Milwaukee Redevelopment Authority, Redevelopment LR (University of
Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.06	8/7/14	5,730,000	[a]	5,730,000
Oneida Tribe of Indians of Wisconsin,
Health Facilities Revenue (LOC; Bank of America)	0.11	8/7/14	11,090,000	[a,c]	11,090,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Ascension Health Senior Credit Group) (Eclipse Funding Trust,
Series 0029) (Liquidity Facility; U.S. Bank NA and LOC; U.S. Bank NA)	0.06	8/7/14	22,750,000	[a,b,c,d]	22,750,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.10	8/7/14	5,805,000	[a,c]	5,805,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.15	8/5/14	22,000,000	[c]	22,000,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.16	9/4/14	10,000,000	[c]	10,000,000
Wisconsin Health and Educational Facilities Authority,
Revenue, CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.14	1/7/15	29,000,000	[c]	29,000,000

Total Investments (cost $2,155,555,702)			99.2%		2,155,555,702
Cash and Receivables (Net)			.8%		16,679,329
Net Assets			100.0%		2,172,235,031

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2014, these securities amounted to $331,015,000 or 15.2% of net assets.
c At July 31, 2014, the fund had $565,160,000 or 26.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	26.0	County	2.9
Education	17.1	Housing	2.9
Utility-Electric	11.7	Transportation Services	2.9
Industrial	11.1	Special Tax	2.1
State/Territory	6.0	Resource Recovery	1.9
Utility-Water and Sewer	3.9	Other	3.9
City	3.6
Lease	3.2		99.2

†	Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Funds 45

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—98.8%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(California Alumni Association Project) (LOC; Bank of America)	0.10	8/7/14	4,000,000	[a]	4,000,000
Alameda County Industrial Development Authority,
Recovery Zone Facility Revenue (Dale Hardware, Inc.
Project) (LOC; Comerica Bank)	0.07	8/7/14	2,490,000	[a]	2,490,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.07	8/7/14	2,900,000	[a]	2,900,000
Branch Banking and Trust Co. Municipal Trust (Series 2000)
(California, GO Notes, Refunding) (Liquidity Facility; Branch
Banking and Trust Co. and LOC; Branch Banking and Trust Co.)	0.10	8/7/14	11,025,000 [a,b,c]		11,025,000
California, GO Notes (LOC; Bank of America)	0.07	8/7/14	23,000,000	[a]	23,000,000
California Community College Financing Authority,
Tax and Revenue Anticipation Note Program (Note Participations)	2.00	12/31/14	3,700,000		3,728,369
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.09	8/7/14	9,320,000	[a]	9,320,000
California Enterprise Development Authority,
Recovery Zone Facility Revenue (Regional
Properties, Inc. Project) (LOC; FHLB)	0.06	8/7/14	15,000,000	[a]	15,000,000
California Health Facilities Financing Authority,
Revenue, CP (Kaiser Permanente)	0.19	8/5/14	30,973,000		30,973,000
California Infrastructure and Economic Development Bank,
Revenue (Goodwill Industries of Orange County,
California) (LOC; Wells Fargo Bank)	0.11	8/7/14	1,285,000	[a]	1,285,000
California Infrastructure and Economic Development Bank,
Revenue (Southern California Public Radio
Project) (LOC; JPMorgan Chase Bank)	0.07	8/1/14	2,445,000	[a]	2,445,000
California Infrastructure and Economic Development Bank,
Revenue (SRI International) (LOC; Wells Fargo Bank)	0.07	8/7/14	2,535,000	[a]	2,535,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Pacific Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank Corporation)	0.03	8/1/14	12,845,000	[a]	12,845,000
California Municipal Finance Authority, Recovery Zone
Facility Revenue (Chevron U.S.A. Inc. Project)	0.03	8/1/14	3,575,000	[a]	3,575,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.07	8/7/14	1,050,000	[a]	1,050,000
California Pollution Control Financing Authority, EIR
(Air Products Manufacturing Corporation Project)	0.06	8/1/14	4,700,000	[a]	4,700,000
California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.04	8/1/14	4,100,000	[a]	4,100,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.06	8/7/14	2,215,000	[a]	2,215,000
California Pollution Control Financing Authority, SWDR
(Crown Disposal Company, Inc. Project) (LOC; Union Bank NA)	0.06	8/7/14	2,825,000	[a]	2,825,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.06	8/7/14	8,130,000	[a]	8,130,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.07	8/7/14	2,345,000	[a]	2,345,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.06	8/7/14	2,050,000	[a]	2,050,000
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.06	8/7/14	8,470,000	[a]	8,470,000
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank NA)	0.06	8/7/14	2,345,000	[a]	2,345,000
California School Cash Reserve Program Authority, Revenue	2.00	10/1/14	6,375,000		6,394,878
California School Cash Reserve Program Authority, Revenue	2.00	10/1/14	10,900,000		10,934,370
California School Cash Reserve Program Authority, Revenue	2.00	10/1/14	6,800,000		6,821,442
California Statewide Communities Development Authority,
MFHR (Foxwood Apartments Project) (LOC; Wells Fargo Bank)	0.10	8/7/14	2,150,000	[a]	2,150,000
California Statewide Communities Development Authority,
Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.11	8/7/14	1,555,000	[a]	1,555,000
California Statewide Communities Development Authority,
Revenue (John Muir Health) (LOC; Wells Fargo Bank)	0.03	8/1/14	5,900,000	[a]	5,900,000
California Statewide Communities Development Authority,
Revenue (Metropolitan Area Advisory Committee
Project) (LOC; Bank of America)	0.14	8/7/14	3,190,000	[a]	3,190,000
California Statewide Communities Development Authority,
Revenue (Trinity Children and Family Services Project)
(LOC; California State Teachers Retirement System)	0.11	8/7/14	4,100,000	[a]	4,100,000
Deutsche Bank Spears/Lifers Trust (Series DBE-525)
(Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	8/7/14	5,000,000 [a,b,c]		5,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-561)
(Azusa Public Financing Authority, Parity Revenue
(Water System Capital Improvements Program) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	8/7/14	5,070,000 [a,b,c]		5,070,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1013)
(Fontana Public Financing Authority, Tax Allocation Revenue
(North Fontana Redevelopment Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.19	8/7/14	5,200,000 [a,b,c]		5,200,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1083)
(California Health Facilities Financing Authority, Revenue
(Catholic Healthcare West)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.14	8/7/14	3,000,000 [a,b,c]		3,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1211)
(Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	8/7/14	18,160,000 [a,b,c]		18,160,000
Golden State Tobacco Securitization Corporation, Tobacco Settlement
Revenue (Eagle Series 2013-0013) (Liquidity Facility; Citibank NA)	0.11	8/7/14	9,900,000 [a,b,c]		9,900,000

The Funds 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Hillsborough, COP (Water and Sewer Systems Projects)
(Liquidity Facility; JPMorgan Chase Bank)	0.13	8/7/14	5,700,000	[a]	5,700,000
Imperial Community College District, Revenue, TRAN	2.00	2/27/15	3,100,000		3,131,831
Irvine Ranch Water District, GO Notes (Improvement District
Numbers 105, 112, 113, 121, 130, 140, 161, 182,
184, 186, 188, 212, 213, 221, 230, 240, 250, 261,
282, 284, 286 and 288) (LOC; U.S. Bank NA)	0.05	8/1/14	2,700,000	[a]	2,700,000
Irvine Unified School District Community Facilities District
Number 09-1, Special Tax Revenue (LOC; U.S. Bank NA)	0.05	8/1/14	3,000,000	[a]	3,000,000
Los Angeles County Schools Pooled Financing Program,
Pooled TRAN Participation Certificates (Certain Los Angeles
County School and Community College Districts)	2.00	12/31/14	9,875,000		9,951,072
Los Angeles County Schools Pooled Financing Program,
Pooled TRAN Participation Certificates (Certain Los Angeles
County School and Community College Districts)	2.00	12/31/14	5,700,000		5,744,127
Los Angeles Harbor Department, Exempt Facility
Revenue, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.08	9/9/14	10,000,000		10,000,000
Manteca Redevelopment Agency, Subordinate Tax Allocation
Revenue, Refunding (Amended Merged Project Area)
(LOC; State Street Bank and Trust Co.)	0.06	8/1/14	11,540,000	[a]	11,540,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.06	8/1/14	9,600,000	[a]	9,600,000
Monterey Peninsula Water Management District, COP
(Wastewater Reclamation Project) (LOC; Wells Fargo Bank)	0.07	8/7/14	2,200,000	[a]	2,200,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.06	8/1/14	32,700,000	[a]	32,700,000
Ravenswood City School District, GO Notes, TRAN	1.00	3/4/15	1,500,000		1,506,600
Riverside County Transportation Commission,
Sales Tax Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.08	8/7/14	8,400,000	[a]	8,400,000
Sacramento County Housing Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC; FNMA)	0.06	8/7/14	8,000,000	[a]	8,000,000
San Bernardino County, MFHR, Refunding
(Rosewood Apartments) (LOC; FNMA)	0.11	8/7/14	2,725,000	[a]	2,725,000
San Bernardino County, MFHR, Refunding (Somerset
Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.11	8/7/14	2,695,000	[a]	2,695,000
San Diego County, COP (Friends of
Chabad Lubavitch) (LOC; Comerica Bank)	0.07	8/7/14	400,000	[a]	400,000
San Diego County, COP (Museum of Contemporary Art
San Diego) (LOC; Northern Trust Company)	0.06	8/7/14	1,450,000	[a]	1,450,000
San Diego County, COP (San Diego
Museum of Art) (LOC; Wells Fargo Bank)	0.09	8/7/14	300,000	[a]	300,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
San Diego County Regional Transportation
Commission, Revenue, CP (LOC; Union Bank NA)	0.10	9/2/14	15,694,000		15,694,000
San Francisco City and County Redevelopment Agency,
Community Facilities District Number 4, Revenue
(Mission Bay North Public Improvements) (LOC; Bank of America)	0.07	8/7/14	2,840,000	[a]	2,840,000
San Francisco City and County Redevelopment Agency,
Community Facilities District Number 7, Special Tax
Revenue (Hunters Point Shipyard Phase One
Improvements) (LOC; JPMorgan Chase Bank)	0.07	8/7/14	2,200,000	[a]	2,200,000
San Jose Redevelopment Agency, CP (Merged Area
Redevelopment Projec) (LOC; JPMorgan Chase Bank)	0.14	10/10/14	3,400,000		3,400,000
School Project for Utility Rate Reduction, GO Notes, RAN
(Natural Gas Purchase Program for Member California
School Districts and Community Colleges and
Other Non-Member Affiliated Public Entities)	0.42	8/1/14	2,000,000		2,000,000
Sulphur Springs Union School District, GO Notes, BAN	3.00	1/1/15	3,500,000		3,540,829
Tahoe Forest Hospital District, Revenue (LOC; U.S. Bank NA)	0.06	8/1/14	4,660,000	[a]	4,660,000
Val Verde Unified School District, GO Notes, TRAN	1.50	9/1/14	2,150,000		2,152,523
Yolo County, MFHR (Primero Grove Student Apartments
Project) (LOC; California State Teachers Retirement System)	0.14	8/7/14	875,000	[a]	875,000

Total Investments (cost $409,833,041)			98.8%		409,833,041
Cash and Receivables (Net)			1.2%		5,185,661
Net Assets			100.0%		415,018,702

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2014, these securities amounted to $57,355,000 or 13.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Special Tax	15.6	Utility-Electric	3.6
Education	12.0	Health Care	3.3
Industrial	9.7	City	2.2
State/Territory	8.2	Lease	1.3
Transportation Services	8.2	Resource Recovery	.9
Pollution Control	7.4	Other	18.3
Utility-Water and Sewer	4.1
Housing	4.0		98.8

†	Based on net assets.

The Funds 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.7%
Albany Industrial Development Agency, Civic Facility Revenue
(Living Resources Corporation Project) (LOC; HSBC Bank USA)	0.06	8/7/14	2,500,000	[a]	2,500,000
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Wells Fargo Bank)	0.06	8/7/14	1,800,000	[a]	1,800,000
Broome County Industrial Development Agency,
Continuing Care Retirement Community Revenue
(Good Shepherd Village at Endwell, Inc. Project) (LOC; M&T Trust)	0.11	8/7/14	3,160,000	[a]	3,160,000
Columbia County, GO Notes, BAN	1.25	5/7/15	1,931,900		1,942,934
Deutsche Bank Spears/Lifers Trust (Series DBE-1152)
(TSASC, Inc., Tobacco Settlement Asset-Backed Bonds)
(Liquidity Facility: Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	8/7/14	3,000,000 [a,b,c]		3,000,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation
for Autism, Inc. Project) (LOC; M&T Trust)	0.11	8/7/14	3,200,000	[a]	3,200,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.08	8/7/14	720,000	[a]	720,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.19	8/7/14	1,275,000	[a]	1,275,000
Gloversville City School District, GO Notes, BAN	1.50	1/16/15	1,000,000		1,004,671
Gowanda Central School District, GO Notes, BAN	1.00	6/16/15	1,400,000		1,406,932
Liverpool Central School District, GO Notes, RAN	1.00	7/8/15	1,100,000		1,106,134
Monroe County Industrial Development Agency,
Civic Facility Revenue (The Glen at Cherry
Ridge, LLC Project) (LOC; HSBC Bank USA)	0.08	8/7/14	4,600,000	[a]	4,600,000
New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.09	8/7/14	1,000,000	[a]	1,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.08	8/7/14	2,400,000	[a]	2,400,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Cobble Hill
Health Center, Inc. Project) (LOC; Bank of America)	0.15	8/7/14	1,820,000	[a]	1,820,000
New York City Housing Development Corporation,
MFMR (50th Avenue Development) (LOC; Wells Fargo Bank)	0.05	8/7/14	3,500,000	[a]	3,500,000
New York City Housing Development Corporation,
MFHR (456 Washington Street) (Liquidity Facility; TD Bank)	0.05	8/7/14	1,500,000	[a]	1,500,000
New York City Industrial Development Agency,
Civic Facility Revenue (Children’s Oncology Society of
New York, Inc. Project) (LOC; JPMorgan Chase Bank)	0.09	8/7/14	1,800,000	[a]	1,800,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Trust)	0.11	8/7/14	2,400,000	[a]	2,400,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; TD Bank)	0.13	8/7/14	2,800,000	[a]	2,800,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.06	8/1/14	5,000,000	[a]	5,000,000

The Funds 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Wells Fargo Bank)	0.04	8/1/14	4,200,000	[a]	4,200,000
New York Convention Center Development Corporation, Revenue
(Hotel Unit Fee Secured) (Eagle Series 2014-0044) (LOC; Berkshire
Hathaway Assurance Corp. and Liquidity Facility; Citibank NA)	0.07	8/7/14	3,000,000	[a]	3,000,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project—Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.08	8/7/14	1,035,000	[a]	1,035,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project—Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.08	8/7/14	180,000	[a]	180,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.08	8/7/14	585,000	[a]	585,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.08	8/7/14	515,000	[a]	515,000
New York State Dormitory Authority,
Revenue (Le Moyne College) (LOC; TD Bank)	0.06	8/7/14	1,500,000	[a]	1,500,000
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.06	8/7/14	3,000,000	[a]	3,000,000
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.06	8/7/14	1,400,000	[a]	1,400,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.08	8/1/14	7,800,000	[a]	7,800,000
New York State Housing Finance Agency, Housing Revenue
(Baisley Park Gardens) (LOC; Citibank NA)	0.08	8/7/14	6,235,000	[a]	6,235,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.11	8/7/14	200,000	[a]	200,000
Port Authority of New York and New Jersey, Equipment Notes	0.11	8/7/14	2,800,000	[a]	2,800,000
Port Chester, GO Notes, BAN	1.00	2/25/15	1,215,000		1,219,272
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of
Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.06	8/7/14	1,400,000	[a]	1,400,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of
Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.06	8/7/14	500,000	[a]	500,000
Rome, GO Notes, BAN	1.00	9/5/14	1,325,000		1,325,506
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.07	8/7/14	1,065,000	[a]	1,065,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; State Street Bank and Trust Co.)	0.06	8/7/14	4,585,000 [a]	4,585,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; U.S. Bank NA)	0.06	8/1/14	1,900,000 [a]	1,900,000
Victor, GO Notes, BAN	0.63	12/18/14	1,000,000	1,001,041
Wallkill, GO Notes, BAN	1.25	8/6/14	1,200,000	1,200,127
Wallkill, GO Notes, BAN	1.25	1/16/15	1,000,000	1,002,881
Watertown, GO Notes, BAN	1.00	4/23/15	1,000,000	1,003,247

Total Investments (cost $96,587,745)			99.7%	96,587,745
Cash and Receivables (Net)			.3%	309,948
Net Assets			100.0%	96,897,693

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2014, this security amounted to $3,000,000 or 3.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	24.2	Education	8.0
Health Care	12.8	Lease	5.8
City	10.5	County	2.0
Transportation Services	9.6	Other	8.1
Utility-Water and Sewer	9.5
Industrial	9.2		99.7

†	Based on net assets.

The Funds 53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2014 (Unaudited)

			Dreyfus		Dreyfus	Dreyfus		Dreyfus
	Dreyfus		Government		Government	Treasury &		Treasury
	Cash		Cash		Prime Cash	Agency Cash		Prime Cash
	Management		Management		Management	Management		Management
Assets ($):
Investments at value—Note 1(a,b)†	25,691,382	[a]	15,646,992	[a]	3,696,227	16,134,436	[a]	32,198,819
Cash	1,900		7,596		1,355	164		1,830
Interest receivable	9,925		2,269		5,170	24,513		53,631
Receivable for shares of Beneficial Interest subscribed	16		12		—	—		—
Prepaid expenses and other assets	426		152		120	164		224
	25,703,649		15,657,021		3,702,872	16,159,277		32,254,504
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	3,446		1,067		270	902		1,276
Payable for investment securities purchased	174,804		—		149,992	—		—
Payable for shares of Beneficial Interest redeemed	11,591		119		—	—		96
Accrued expenses	315		106		96	122		279
	190,156		1,292		150,358	1,024		1,651
Net Assets ($)	25,513,493		15,655,729		3,552,514	16,158,253		32,252,853
Composition of Net Assets ($):
Paid-in capital	25,513,481		15,655,796		3,552,555	16,158,342		32,253,584
Accumulated net realized gain (loss) on investments	12		(67)		(41)	(89)		(731)
Net Assets ($)	25,513,493		15,655,729		3,552,514	16,158,253		32,252,853
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	20,838,425		13,063,425		2,425,806	12,756,146		24,869,346
Shares Outstanding	20,838,411		13,063,512		2,425,836	12,756,220		24,869,905
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	1,915,315		1,838,258		521,256	2,364,309		3,403,198
Shares Outstanding	1,915,318		1,838,266		521,262	2,364,320		3,403,290
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00

The Funds 55

STATEMENTS OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2014 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,418,367	467,342	380,085	525,514	721,105
Shares Outstanding	1,418,371	467,343	380,090	525,517	721,117
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	1,163,701	176,848	212,082	453,398	3,174,727
Shares Outstanding	1,163,695	176,848	212,086	453,400	3,174,794
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	4,311	—
Shares Outstanding	—	—	—	4,310	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	3,635	—
Shares Outstanding	—	—	—	3,635	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	177,685	109,856	13,285	16,109	84,477
Shares Outstanding	177,686	109,857	13,285	16,109	84,478
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	34,831	—
Shares Outstanding	—	—	—	34,831	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	25,691,382	15,646,992	3,696,227	16,134,436	32,198,819

a Amount includes repurchase agreements of $4,815,000,000, $6,500,000,000 and $10,532,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	306,337	405,519	2,155,556	409,833	96,588
Cash	—	671	1,022	134	249
Receivable for investment securites sold	5,636	—	13,786	4,672	—
Interest receivable	512	208	2,035	444	52
Prepaid expenses and other assets	35	27	60	15	45
	312,520	406,425	2,172,459	415,098	96,934
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	28	43	170	43	7
Cash overdraft due to Custodian	111	—	—	—	—
Payable for investment securities purchased	9,111	12,629	—	—	—
Payable for shares of Beneficial Interest redeemed	4	7	6	—	—
Accrued expenses	52	52	48	36	29
	9,306	12,731	224	79	36
Net Assets ($)	303,214	393,694	2,172,235	415,019	96,898
Composition of Net Assets ($):
Paid-in capital	303,227	393,694	2,172,222	415,019	96,898
Accumulated net realized gain (loss) on investments	(13)	—	13	—	—
Net Assets ($)	303,214	393,694	2,172,235	415,019	96,898
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	76,106	122,850	1,680,873	182,451	72,018
Shares Outstanding	76,032	122,852	1,680,863	182,446	71,991
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	153,489	255,854	403,802	205,780	18,388
Shares Outstanding	153,344	255,855	403,800	205,775	18,381
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	63,235	11,088	47,140	478	4,637
Shares Outstanding	63,176	11,088	47,140	478	4,638
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	10,383	3,902	40,420	26,310	—
Shares Outstanding	10,373	3,902	40,419	26,309	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Agency Shares
Net Assets ($)	1	—	—	—	—
Shares Outstanding	1	—	—	—	—
Net Asset Value Per Share ($)	1.00	—	—	—	—
Classic Shares
Net Assets ($)	—	—	—	—	1,855
Shares Outstanding	—	—	—	—	1,854
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	306,337	405,519	2,155,556	409,833	96,588

See notes to financial statements.

The Funds 57

STATEMENTS OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2014 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	22,609	6,674	1,565	6,229	7,348
Expenses:
Management fee—Note 2(a)	26,323	16,511	5,172	17,878	34,602
Service plan fees—Note 2(b)	5,528	2,877	1,347	4,157	11,299
Custodian fees—Note 2(c)	426	274	98	285	526
Prospectus and shareholders’ reports	308	34	14	21	60
Shareholder servicing costs—Note 2(c)	195	155	64	128	326
Trustees’ fees and expenses—Note 2(d)	106	75	23	74	148
Registration fees	104	96	97	100	118
Professional fees	50	44	28	48	54
Miscellaneous	198	110	61	123	286
Total Expenses	33,238	20,176	6,904	22,814	47,419
Less—reduction in expenses
due to undertakings—Note 2(a)	(14,209)	(14,327)	(5,340)	(17,479)	(40,076)
Less—reduction in fees
due to earnings credits—Note 2(c)	(3)	—[a]	—[a]	—[a]	(1)
Net Expenses	19,026	5,849	1,564	5,335	7,342
Investment Income—Net	3,583	825	1	894	6
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	31	46	(13)	59	(13)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,614	871	(12)	953	(7)

a Amount represents less than $1,000.
See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	211	331	1,189	206	79
Expenses:
Management fee—Note 2(a)	302	450	2,181	426	101
Service plan fees—Note 2(b)	241	395	636	364	35
Registration fees	43	20	51	6	31
Professional fees	42	44	45	27	23
Custodian fees—Note 2(c)	16	20	59	21	7
Prospectus and shareholders’ reports	5	5	9	4	4
Shareholder servicing costs—Note 2(c)	2	1	167	1	1
Trustees’ fees and expenses—Note 2(d)	1	2	9	2	—
Miscellaneous	29	25	54	17	14
Total Expenses	681	962	3,211	868	216
Less—reduction in expenses
due to undertakings—Note 2(a)	(470)	(631)	(2,022)	(662)	(137)
Less—reduction in fees
due to earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	211	331	1,189	206	79
Investment Income—Net	—[a]	—[a]	—[a]	—[a]	—[a]
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	(3)	—	30	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3)	—[a]	30	—[a]	—[a]

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 59

STATEMENTS OF CHANGES IN NET ASSETS
(amounts in thousands)

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2014	January 31,	July 31, 2014	January 31,
	(Unaudited)	2014	(Unaudited)	2014
Operations ($):
Investment income—net	3,583	9,749	825	1,646
Net realized gain (loss) on investments	31	(19)	46	(81)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,614	9,730	871	1,565
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3,583)	(9,748)	(697)	(1,358)
Investor Shares	—[a]	(2)	(90)	(185)
Administrative Shares	—[a]	(1)	(25)	(73)
Participant Shares	—[a]	—[a]	(9)	(20)
Agency Shares	—[a]	—[a]	(4)	(10)
Total Dividends	(3,583)	(9,751)	(825)	(1,646)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	39,129,314	86,438,068	36,449,216	84,705,848
Investor Shares	2,746,226	6,773,654	2,568,338	5,603,225
Administrative Shares	6,258,922	11,697,322	549,009	2,188,894
Participant Shares	881,405	1,968,289	461,229	1,587,553
Agency Shares	516,496	786,384	408,401	773,169
Dividends reinvested:
Institutional Shares	731	2,023	142	290
Investor Shares	—[a]	1	59	119
Administrative Shares	—[a]	—[a]	16	53
Participant Shares	—[a]	—[a]	6	15
Agency Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(42,648,019)	(85,276,908)	(37,963,382)	(83,356,925)
Investor Shares	(3,058,992)	(7,237,577)	(2,593,243)	(5,506,384)
Administrative Shares	(6,263,359)	(11,545,694)	(596,788)	(2,652,807)
Participant Shares	(766,876)	(1,687,602)	(458,758)	(1,700,519)
Agency Shares	(524,929)	(728,052)	(400,205)	(750,032)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,729,081)	1,189,908	(1,575,960)	892,499
Total Increase (Decrease) In Net Assets	(3,729,050)	1,189,887	(1,575,914)	892,418
Net Assets ($):
Beginning of Period	29,242,543	28,052,656	17,231,643	16,339,225
End of Period	25,513,493	29,242,543	15,655,729	17,231,643
a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2014	January 31,	July 31, 2014	January 31,
	(Unaudited)	2014	(Unaudited)	2014
Operations ($):
Investment income—net	1	2	894	1,748
Net realized gain (loss) on investments	(13)	(4)	59	(67)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12)	(2)	953	1,681
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1)	(2)	(724)	(1,470)
Investor Shares	—[a]	—[a]	(113)	(235)
Administrative Shares	—[a]	—[a]	(31)	(62)
Participant Shares	—[a]	—[a]	(24)	(53)
Service Shares	—	—	—[a]	(1)
Select Shares	—	—	—[a]	(1)
Agency Shares	—[a]	—[a]	(1)	(3)
Premier Shares	—	—	(1)	(3)
Total Dividends	(1)	(2)	(894)	(1,828)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,510,357	8,706,498	27,444,289	69,938,115
Investor Shares	732,157	1,656,875	4,164,059	8,194,430
Administrative Shares	1,558,947	4,396,854	946,184	1,512,809
Participant Shares	250,780	648,154	1,395,352	2,974,319
Service Shares	—	—	3,778	10,694
Select Shares	—	—	14,176	18,551
Agency Shares	5,608	12,402	38,162	83,331
Premier Shares	—	—	195,125	441,359
Dividends reinvested:
Institutional Shares	—[a]	—[a]	175	389
Investor Shares	—[a]	—[a]	46	80
Administrative Shares	—[a]	—[a]	22	43
Participant Shares	—[a]	—[a]	11	26
Service Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(5,995,601)	(8,314,032)	(29,756,200)	(69,369,396)
Investor Shares	(725,628)	(1,595,742)	(3,869,451)	(8,394,862)
Administrative Shares	(1,691,852)	(4,451,597)	(982,291)	(1,571,690)
Participant Shares	(252,057)	(664,268)	(1,454,710)	(3,064,754)
Service Shares	—	—	(7,586)	(17,969)
Select Shares	—	—	(14,357)	(21,053)
Agency Shares	(2,312)	(39,282)	(44,447)	(88,989)
Premier Shares	—	—	(172,708)	(454,099)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,609,601)	355,862	(2,100,371)	191,334
Total Increase (Decrease) In Net Assets	(1,609,614)	355,858	(2,100,312)	191,187
Net Assets ($):
Beginning of Period	5,162,128	4,806,270	18,258,565	18,067,378
End of Period	3,552,514	5,162,128	16,158,253	18,258,565

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 61

STATEMENTS OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2014	January 31,	July 31, 2014	January 31,
	(Unaudited)	2014	(Unaudited)	2014
Operations ($):
Investment income—net	6	12	—[a]	1
Net realized gain (loss) on investments	(13)	(580)	(3)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7)	(568)	(3)	1
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(5)	(10)	—[a]	(1)
Investor Shares	—[a]	(1)	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	(1)	(1)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—
Total Dividends	(6)	(12)	—[a]	(1)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	25,425,541	66,673,501	134,953	649,422
Investor Shares	6,995,289	15,423,051	124,521	276,772
Administrative Shares	880,861	1,549,314	67,780	163,227
Participant Shares	7,498,933	12,764,817	22,601	43,618
Agency Shares	154,376	342,832	—	—
Dividends reinvested:
Institutional Shares	1	2	—[a]	—[a]
Investor Shares	—[a]	1	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	1	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—
Cost of shares redeemed:
Institutional Shares	(33,003,935)	(58,807,242)	(148,459)	(912,265)
Investor Shares	(6,946,136)	(16,136,440)	(123,375)	(335,021)
Administrative Shares	(858,280)	(1,600,438)	(81,100)	(294,846)
Participant Shares	(7,787,979)	(12,975,204)	(20,468)	(55,894)
Agency Shares	(112,082)	(324,799)	—	(14)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,753,411)	6,909,396	(23,547)	(465,001)
Total Increase (Decrease) In Net Assets	(7,753,424)	6,908,816	(23,550)	(465,001)
Net Assets ($):
Beginning of Period	40,006,277	33,097,461	326,764	791,765
End of Period	32,252,853	40,006,277	303,214	326,764

[a] Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus New York		Dreyfus Tax Exempt
	Municipal Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2014	January 31,	July 31, 2014	January 31,
	(Unaudited)	2014	(Unaudited)	2014
Operations ($):
Investment income—net	—[a]	1	—[a]	1
Net realized gain (loss) on investments	—	13	30	(14)
Net Increase (Decrease) in Net Assets
Resulting from Operations	—[a]	14	30	(13)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	—[a]	(5)	—[a]	(1)
Investor Shares	—[a]	(10)	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	—[a]	(15)	—[a]	(1)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	80,422	187,747	3,497,032	6,699,608
Investor Shares	377,045	738,921	454,684	834,672
Administrative Shares	10,264	50,765	29,377	91,837
Participant Shares	5,597	22,171	53,182	138,819
Dividends reinvested:
Institutional Shares	—[a]	1	—[a]	—[a]
Investor Shares	—[a]	9	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(99,540)	(179,055)	(3,665,869)	(6,625,438)
Investor Shares	(476,730)	(583,274)	(459,480)	(868,701)
Administrative Shares	(9,090)	(50,987)	(36,850)	(103,640)
Participant Shares	(4,937)	(32,113)	(56,947)	(130,940)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(116,969)	154,185	(184,871)	36,217
Total Increase (Decrease) In Net Assets	(116,969)	154,184	(184,841)	36,203
Net Assets ($):
Beginning of Period	510,663	356,479	2,357,076	2,320,873
End of Period	393,694	510,663	2,172,235	2,357,076

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 63

STATEMENTS OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2014	January 31,	July 31, 2014	January 31,
	(Unaudited)	2014	(Unaudited)	2014
Operations ($):
Investment income—net	—[a]	1	—[a]	—[a]
Net realized gain (loss) on investments	—	—	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	—[a]	1	—[a]	—[a]
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	—[a]	(1)	—[a]	—[a]
Investor Shares	—[a]	—[a]	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Total Dividends	—[a]	(1)	—[a]	—[a]
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	156,611	195,745	30,569	114,910
Investor Shares	305,877	732,249	41,127	88,971
Administrative Shares	4,283	11,182	5,878	12,736
Participant Shares	72,631	161,138	—	—
Classic Shares	—	—	47,629	106,521
Dividends reinvested:
Institutional Shares	—[a]	1	—[a]	—[a]
Investor Shares	—[a]	—[a]	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(119,015)	(249,383)	(30,792)	(125,739)
Investor Shares	(336,825)	(707,129)	(47,854)	(100,507)
Administrative Shares	(7,039)	(9,318)	(4,926)	(15,138)
Participant Shares	(70,479)	(170,510)	—	—
Classic Shares	—	—	(50,599)	(102,761)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,044	(36,025)	(8,968)	(21,007)
Total Increase (Decrease) In Net Assets	6,044	(36,025)	(8,968)	(21,007)
Net Assets ($):
Beginning of Period	408,975	445,000	105,866	126,873
End of Period	415,019	408,975	96,898	105,866

a Amount represents less than $1,000.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.04	[b]	.21	[b]	.14	[b]	.03	[b]	20,838
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.04		.21		.15		.04		24,356
2013	1.00	.001		(.001)	1.00	.08		.21		.21		.08		23,193
2012	1.00	.001		(.001)	1.00	.07		.21		.19		.07		22,695
2011	1.00	.001		(.001)	1.00	.15		.21		.21		.14		24,512
2010	1.00	.004		(.004)	1.00	.41		.22		.22		.40		34,291
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.46	[b]	.17	[b]	.00	[b,c]	1,915
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.19		.00	[c]	2,228
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.29		.00	[c]	2,692
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.26		.00	[c]	2,991
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.35		.00	[c]	2,949
2010	1.00	.002		(.002)	1.00	.21		.47		.43		.23		3,457
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.31	[b]	.17	[b]	.00	[b,c]	1,418
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.19		.00	[c]	1,423
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.28		.00	[c]	1,271
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.25		.00	[c]	941
2011	1.00	.001		(.001)	1.00	.05		.31		.30		.05		792
2010	1.00	.003		(.003)	1.00	.32		.32		.32		.31		1,113
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.17	[b]	.00	[b,c]	1,164
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.19		.00	[c]	1,049
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.29		.00	[c]	768
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.25		.00	[c]	826
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.36		.00	[c]	616
2010	1.00	.001		(.001)	1.00	.14		.63		.52		.15		591
Agency Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.27	[b]	.17	[b]	.00	[b,c]	178
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.19		.00	[c]	186
2013	1.00	.000	[a]	(.000)[a]	1.00	.03		.27		.26		.03		128
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.27		.23		.01		186
2011	1.00	.001		(.001)	1.00	.09		.27		.27		.09		60
2010	1.00	.004		(.004)	1.00	.35		.29		.28		.42		90

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

TheFunds 65

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ ,000,000)
Dreyfus Government
Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.21	[b]	.07	[b]	.01	[b]	13,063
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.09		.01		14,577
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.16		.01		13,228
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.13		.00	[c]	18,082
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.21		.21		.04		20,529
2010	1.00	.002		(.002)	1.00	.17		.22		.21		.18		23,963
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.46	[b]	.07	[b]	.01	[b]	1,838
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.09		.01		1,863
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.16		.01		1,766
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.13		.00	[c]	1,510
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.25		.00	[c]	1,705
2010	1.00	.000	[a]	(.000)[a]	1.00	.03		.46		.37		.04		2,209
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.31	[b]	.07	[b]	.01	[b]	467
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.09		.01		515
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.16		.01		979
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.14		.00	[c]	1,103
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.25		.00	[c]	1,091
2010	1.00	.001		(.001)	1.00	.10		.32		.29		.13		829
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.61	[b]	.07	[b]	.01	[b]	177
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.10		.01		174
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.16		.01		287
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.14		.00	[c]	289
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.25		.00	[c]	531
2010	1.00	.000	[a]	(.000)[a]	1.00	.01		.62		.41		.01		339
Agency Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.27	[b]	.07	[b]	.01	[b]	110
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.10		.01		102
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.15		.01		79
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.14		.00	[c]	86
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.25		.00	[c]	130
2010	1.00	.001		(.001)	1.00	.13		.27		.26		.13		73

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus Government Prime
Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.21	[b]	.06	[b]	.00	[b,c]	2,426
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.08		.00	[c]	3,911
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.12		.00	[c]	3,519
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.11		.00	[c]	3,543
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22		.20		.01		2,792
2010	1.00	.001		(.001)	1.00	.11		.23		.21		.12		3,147
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.46	[b]	.06	[b]	.00	[b,c]	521
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.08		.00	[c]	515
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.12		.00	[c]	454
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.12		.00	[c]	482
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.22		.00	[c]	557
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.48		.33		.00	[c]	593
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.33	[b]	.06	[b]	.00	[b,c]	380
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.33		.08		.00	[c]	513
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.12		.00	[c]	568
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.12		.00	[c]	632
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.22		.00	[c]	561
2010	1.00	.000	[a]	(.000)[a]	1.00	.04		.33		.29		.04		497
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.06	[b]	.00	[b,c]	212
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.08		.00	[c]	213
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.12		.00	[c]	229
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.13		.00	[c]	226
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.22		.00	[c]	476
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.33		.00	[c]	706
Agency Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.27	[b]	.06	[b]	.00	[b,c]	13
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.09		.00	[c]	10
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.12		.00	[c]	37
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.13		.00	[c]	12
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.21		.00	[c]	56
2010	1.00	.001		(.001)	1.00	.06		.29		.26		.06		90

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 67

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ ,000,000)
Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.21	[b]	.06	[b]	.01	[b]	12,756
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.07		.01		15,068
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.13		.01		14,499
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.09		.01		16,547
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22		.20		.01		7,944
2010	1.00	.001		(.001)	1.00	.07		.22		.21		.08		12,015
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.46	[b]	.06	[b]	.01	[b]	2,364
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.07		.01		2,070
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.13		.01		2,270
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.09		.01		2,176
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.20		.00	[c]	1,823
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.29		.00	[c]	1,922
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.31	[b]	.06	[b]	.01	[b]	526
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.07		.01		562
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.13		.01		620
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.09		.01		602
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.20		.00	[c]	422
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.33		.27		.03		695
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.61	[b]	.06	[b]	.01	[b]	453
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.07		.01		513
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.13		.01		603
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.09		.01		889
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.20		.00	[c]	418
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.28		.00	[c]	520

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ ,000,000)
Dreyfus Treasury & Agency
Cash Management (continued)
Service Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.71	[b]	.06	[b]	.01	[b]	4
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.71		.08		.01		8
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.71		.12		.01		15
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.73		.10		.01		32
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.71		.21		.00	[c]	5
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.72		.28		.00	[c]	5
Select Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	1.01	[b]	.06	[b]	.01	[b]	4
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.08		.01		4
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.13		.01		6
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.09		.01		24
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	1.01		.20		.00	[c]	19
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	1.02		.28		.00	[c]	25
Agency Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.27	[b]	.06	[b]	.01	[b]	16
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.08		.01		22
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.14		.01		28
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.10		.01		23
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.20		.00	[c]	38
2010	1.00	.000	[a]	(.000)[a]	1.00	.03		.28		.24		.03		71
Premier Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.52	[b]	.06	[b]	.01	[b]	35
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.07		.01		12
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.14		.01		25
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.10		.01		31
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.52		.20		.00	[c]	52
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.53		.27		.00	[c]	61

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus Treasury
Prime Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.21	[b]	.04	[b]	.00	[b,c]	24,869
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.06		.00	[c]	32,448
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.09		.00	[c]	24,582
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.06		.00	[c]	18,888
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.14		.00	[c]	15,016
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.22		.19		.03		18,751
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.47	[b]	.04	[b]	.00	[b,c]	3,403
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.06		.00	[c]	3,354
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.09		.00	[c]	4,067
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.06		.00	[c]	4,150
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.14		.00	[c]	3,215
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.22		.00	[c]	4,222
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.31	[b]	.04	[b]	.00	[b,c]	721
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.06		.00	[c]	699
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.09		.00	[c]	750
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.08		.00	[c]	610
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.14		.00	[c]	1,054
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.21		.00	[c]	1,272
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.04	[b]	.00	[b,c]	3,175
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.06		.00	[c]	3,464
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.09		.00	[c]	3,674
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.06		.00	[c]	2,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.15		.00	[c]	2,163
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.22		.00	[c]	2,599
Agency Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.27	[b]	.04	[b]	.00	[b,c]	84
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.05		.00	[c]	42
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.08		.00	[c]	24
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.26		.05		.00	[c]	21
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.11		.00	[c]	21
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.19		.01		381

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus Municipal
Cash Management Plus
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.30	[b]	.14	[b]	.00	[b,c]	76
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.20		.00	[c]	90
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.24		.23		.01		353
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24		.22		.03		346
2011	1.00	.001		(.001)	1.00	.13		.24		.24		.13		363
2010	1.00	.005		(.005)	1.00	.49		.25		.23		.50		360
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.54	[b]	.14	[b]	.00	[b,c]	153
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.52		.19		.00	[c]	152
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.25		.00	[c]	211
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.25		.00	[c]	257
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.48		.37		.00	[c]	259
2010	1.00	.003		(.003)	1.00	.27		.50		.44		.29		401
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.39	[b]	.14	[b]	.00	[b,c]	63
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.37		.18		.00	[c]	77
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.25		.00	[c]	208
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.26		.00	[c]	213
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.33		.33		.04		377
2010	1.00	.004		(.004)	1.00	.39		.35		.32		.41		582
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.69	[b]	.14	[b]	.00	[b,c]	10
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.67		.19		.00	[c]	8
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.65		.25		.00	[c]	21
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.25		.00	[c]	25
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.63		.37		.00	[c]	23
2010	1.00	.002		(.002)	1.00	.18		.65		.56		.17		23
Agency Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.35	[b]	.14	[b]	.00	[b,c]	1
Year Ended January 31,
2014	1.00	—		—	1.00	.00	[c]	.33		.19		—		1
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.30		.25		.00	[c]	—[d]
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.30		.24		.01		—[d]
2011	1.00	.001		(.001)	1.00	.06		.30		.30		.06		—[d]
2010	1.00	.004		(.004)	1.00	.42		.32		.29		.44		1

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.

See notes to financial statements.

The Funds 71

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus New York Municipal
Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.25	[b]	.15	[b]	.00	[b,c]	123
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.26		.18		.00	[c]	142
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.25		.23		.01		133
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24		.21		.04		320
2011	1.00	.001		(.001)	1.00	.13		.24		.24		.12		459
2010	1.00	.004		(.004)	1.00	.45		.25		.23		.44		589
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.50	[b]	.15	[b]	.00	[b,c]	256
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.18		.00	[c]	356
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.24		.00	[c]	200
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.25		.00	[c]	267
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.48		.36		.00	[c]	299
2010	1.00	.002		(.002)	1.00	.23		.50		.45		.22		282
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.35	[b]	.15	[b]	.00	[b,c]	11
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.36		.19		.00	[c]	10
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.35		.25		.00	[c]	10
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.25		.00	[c]	21
2011	1.00	.000	[a]	(.000)[a]	1.00	.03		.34		.33		.03		47
2010	1.00	.004		(.004)	1.00	.35		.35		.33		.34		70
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.66	[b]	.14	[b]	.00	[b,c]	4
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.66		.19		.00	[c]	3
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.66		.25		.00	[c]	13
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.25		.00	[c]	11
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.36		.00	[c]	22
2010	1.00	.001		(.001)	1.00	.15		.65		.57		.10		12

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus Tax Exempt
Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.24	[b]	.11	[b]	.00	[b,c]	1,681
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.13		.00	[c]	1,850
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.21		.00	[c]	1,776
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24		.20		.03		2,082
2011	1.00	.001		(.001)	1.00	.10		.23		.23		.09		2,831
2010	1.00	.004		(.004)	1.00	.37		.24		.23		.40		3,383
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.47	[b]	.11	[b]	.00	[b,c]	404
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.14		.00	[c]	409
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.21		.00	[c]	443
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.22		.00	[c]	380
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.47		.32		.00	[c]	344
2010	1.00	.002		(.002)	1.00	.19		.49		.42		.21		354
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.32	[b]	.11	[b]	.00	[b,c]	47
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.14		.00	[c]	55
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.21		.00	[c]	66
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.22		.00	[c]	76
2011	1.00	.000	[a]	(.000)[a]	1.00	.02		.32		.31		.01		72
2010	1.00	.003		(.003)	1.00	.28		.34		.32		.31		120
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.62	[b]	.11	[b]	.00	[b,c]	40
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.13		.00	[c]	44
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.20		.00	[c]	36
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.21		.00	[c]	27
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.62		.32		.00	[c]	9
2010	1.00	.001		(.001)	1.00	.12		.64		.53		.10		27

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 73

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.24	[b]	.09	[b]	.00	[b,c]	182
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.13		.00	[c]	145
2013	1.00	.001		(.001)	1.00	.06		.24		.22		.01		198
2012	1.00	.001		(.001)	1.00	.05		.24		.22		.05		174
2011	1.00	.001		(.001)	1.00	.13		.24		.24		.13		135
2010	1.00	.004		(.004)	1.00	.40		.29		.22		.34		139
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.49	[b]	.10	[b]	.00	[b,c]	206
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.13		.00	[c]	237
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.48		.22		.00	[c]	212
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.27		.00	[c]	203
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.38		.00	[c]	56
2010	1.00	.002		(.002)	1.00	.21		.54		.40		.16		64
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.34	[b]	.10	[b]	.00	[b,c]	1
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.12		.00	[c]	3
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.35		.22		.00	[c]	1
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.35		.27		.01		2
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.35		.34		.03		14
2010	1.00	.003		(.003)	1.00	.30		.40		.32		.24		4
Participant Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.64	[b]	.09	[b]	.00	[b,c]	26
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.13		.00	[c]	24
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.63		.22		.00	[c]	34
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.28		.00	[c]	62
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.38		.00	[c]	48
2010	1.00	.001		(.001)	1.00	.13		.69		.50		.06		56

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.36	[b]	.16	[b]	.00	[b,c]	72
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.36		.19		.00	[c]	72
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.28		.00	[c]	83
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.31		.25		.02		102
2011	1.00	.001		(.001)	1.00	.14		.31		.23		.14		81
2010	1.00	.005		(.005)	1.00	.47		.22		.22		.47		110
Investor Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.16	[b]	.00	[b,c]	18
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.19		.00	[c]	25
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.59		.27		.00	[c]	37
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.56		.28		.00	[c]	49
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.55		.37		.00	[c]	50
2010	1.00	.003		(.003)	1.00	.27		.47		.43		.26		74
Administrative Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.46	[b]	.16	[b]	.00	[b,c]	5
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.19		.00	[c]	4
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.27		.00	[c]	6
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.42		.28		.00	[c]	13
2011	1.00	.000	[a]	(.000)[a]	1.00	.05		.40		.33		.04		8
2010	1.00	.004		(.004)	1.00	.37		.32		.31		.38		8
Classic Shares
Six Months Ended
July 31, 2014 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.86	[b]	.16	[b]	.00	[b,c]	2
Year Ended January 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.87		.18		.00	[c]	5
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.84		.27		.00	[c]	1
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.81		.29		.00	[c]	—[d]
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.81		.37		.00	[c]	9
2010	1.00	.001		(.001)	1.00	.13		.72		.59		.10		60

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.

See notes to financial statements.

The Funds 75

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, DreyfusTreasury Prime Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are diversified funds. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are exempt from federal income tax; Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are exempt from federal, New York state and New York city personal income taxes and Dreyfus California AMT-Free Municipal Cash Management is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus NewYork Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus New York AMT-Free Municipal Cash Management also does not offer Participant Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

As of July 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Agency Shares of Dreyfus Municipal Cash Management Plus.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the funds’ Boards of Trustees (the “Boards”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At July 31, 2014, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At July 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and

The Funds 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury

& Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be credit-worthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreements, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.These funds may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus NewYork Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2014, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2014, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-

enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2014.

The tax character of distributions paid to shareholders of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management during the fiscal year ended January 31, 2014 was all ordinary income.

Table 2 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-

Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal year ended January 31, 2014.

At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time

Table 1—Capital Loss Carryover

			($ x 1,000)
			Post-Enactment
			Short-Term
	2019	($)†	Losses ($)††	Total
Dreyfus Cash Management	—		19	19
Dreyfus Government Cash Management	—		113	113
Dreyfus Government Prime Cash Management	—		28	28
Dreyfus Treasury Prime Cash Management	—		718	718
Dreyfus Municipal Cash Management Plus	10		—	10
Dreyfus Tax Exempt Cash Management	—		17	17

† If not applied, the carryover expires in the above fiscal year.
†† Post-enactment short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)		2014
	Tax-Exempt		Ordinary
	Income ($)		Income ($)
Dreyfus Municipal Cash Management Plus	1		—
Dreyfus New York Municipal Cash Management	1		14
Dreyfus Tax Exempt Cash Management	1		—
Dreyfus California AMT-Free Municipal Cash Management	1		—
Dreyfus New York AMT-Free Municipal Cash Management	—†		—

†	Amount represents less than $1,000.

The Funds 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to time. These undertakings are voluntary and not contractual, and may be terminated at any time. Table 3 summarizes the reduction in expenses for each class of shares of each fund, pursuant to these undertakings, during the period ended July 31, 2014.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares pay the Distributor at annual rates of .25%, .10%, .40%, .50%, .80%, .06%, .31%, and .50%, respectively, of the value of the applicable share class’ average daily net assets.These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares, Service Shares, Select Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares, Service Shares, and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount

Table 3—Expense Reductions

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Government	Government	Treasury &	Treasury
	Dreyfus Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Institutional Shares	7,771,073	9,668,624	3,034,512	10,788,323	22,504,966
Investor Shares	2,994,901	3,492,795	1,146,841	4,473,838	6,930,856
Administrative Shares	980,562	606,013	555,300	774,854	901,186
Participant Shares	2,381,754	473,115	590,458	1,320,330	9,705,285
Service Shares	—	—	—	19,214	—
Select Shares	—	—	—	20,336	—
Agency Shares	80,696	86,605	12,389	22,130	33,490
Premier Shares	—	—	—	60,068	—

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Institutional Shares	59,497	67,817	1,100,972	108,456	72,354
Investor Shares	300,288	547,263	743,087	474,030	54,793
Administrative Shares	83,088	9,944	54,485	2,441	6,340
Participant Shares	27,362	6,182	123,685	76,708	—
Agency Shares	1	—	—	—	—
Classic Shares	—	—	—	—	3,622

exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2014.

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Table 5 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended July 31, 2014.

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial

Table 4—Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	2,605,603	704,337	2,167,973	—	—	50,127	—	—
Dreyfus Government Cash Management	2,253,716	249,494	346,987	—	—	26,680	—	—
Dreyfus Government
Prime Cash Management	707,858	208,466	427,136	—	—	3,490	—	—
Dreyfus Treasury & Agency
Cash Management	2,810,812	307,500	959,911	14,756	17,208	6,427	40,879	—
Dreyfus Treasury
Prime Cash Management	4,092,378	341,659	6,855,878	—	—	8,736	—	—
Dreyfus Municipal Cash Management Plus	188,050	33,247	19,866	—	—	—	—	—
Dreyfus New York
Municipal Cash Management	385,613	4,825	4,732	—	—	—	—	—
Dreyfus Tax Exempt Cash Management	513,628	25,550	96,604	—	—	—	—	—
Dreyfus California AMT-Free
Municipal Cash Management	306,059	1,028	56,661	—	—	—	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	30,270	2,104	—	—	—	—	—	2,566

Table 5—Shareholder Services Plan Fees

					Institutional
					Shares ($)
Dreyfus Cash Management					129,571
Dreyfus Government Cash Management					113,349
Dreyfus Government Prime Cash Management					15,029
Dreyfus Treasury & Agency Cash Management					104,684
Dreyfus Treasury Prime Cash Management					39,442
Dreyfus Municipal Cash Management Plus					1,455
Dreyfus New York Municipal Cash Management					—
Dreyfus Tax Exempt Cash Management					163,784
Dreyfus California AMT-Free Municipal Cash Management					1,070
Dreyfus New York AMT-Free Municipal Cash Management					171

The Funds 81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 6 summarizes the amount each fund was charged during the period ended July 31, 2014 for transfer agency and cash management services, which are included in Shareholder servicing costs in the Statements of Operations.

Cash management fees were partially offset by earnings credits, also summarized in Table 6.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2014 pursuant to the custody agreement.These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 7.

Table 6—Transfer Agency Agreement Fees and Cash Management Agreement Fees

	Transfer Agency	Dreyfus Transfer, Inc.	Dreyfus Transfer, Inc.
	Fees ($)	Cash Management Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	63,990	1,485	(102)
Dreyfus Government Cash Management	41,272	1,962	(134)
Dreyfus Government Prime Cash Management	41,207	1,933	(132)
Dreyfus Treasury & Agency Cash Management	20,887	1,064	(73)
Dreyfus Treasury Prime Cash Management	235,749	12,037	(823)
Dreyfus Municipal Cash Management Plus	738	35	(2)
Dreyfus New York Municipal Cash Management	1,180	53	(4)
Dreyfus Tax Exempt Cash Management	2,246	104	(7)
Dreyfus California AMT-Free Municipal Cash Management	282	12	(1)
Dreyfus New York AMT-Free Municipal Cash Management	725	36	(2)

Table 7—Custody Agreement Fees

		Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management		426,107	(3,233)
Dreyfus Government Cash Management		274,272	(139)
Dreyfus Government Prime Cash Management		97,651	(131)
Dreyfus Treasury & Agency Cash Management		285,317	(109)
Dreyfus Treasury Prime Cash Management		525,963	(138)
Dreyfus Municipal Cash Management Plus		15,945	—
Dreyfus New York Municipal Cash Management		20,243	—
Dreyfus Tax Exempt Cash Management		59,352	—
Dreyfus California AMT-Free Municipal Cash Management		21,466	—
Dreyfus New York AMT-Free Municipal Cash Management		7,074	—

During the period ended July 31, 2014, each fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

Table 8 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Boards. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 9 summarizes the amounts of purchases

Table 8—Due to The Dreyfus Corporation and Affiliates

				Chief
				Compliance	Transfer
	Management	Services Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Cash Management	4,365,757	947,788	352,847	2,945	23,473	(2,246,341)
Dreyfus Government
Cash Management	2,696,721	490,132	208,718	2,945	15,845	(2,347,185)
Dreyfus Government
Prime Cash Management	826,678	242,853	80,062	2,945	16,129	(899,060)
Dreyfus Treasury & Agency
Cash Management	2,773,986	724,956	235,242	2,945	8,942	(2,844,563)
Dreyfus Treasury Prime
Cash Management	5,419,507	1,934,911	410,033	2,945	90,238	(6,581,265)
Dreyfus Municipal
Cash Management Plus	50,990	41,054	15,914	2,945	24	(82,430)
Dreyfus New York
Municipal Cash Management	71,328	62,661	16,927	2,945	44	(110,881)
Dreyfus Tax Exempt
Cash Management	370,704	106,707	51,923	2,945	75	(362,265)
Dreyfus California AMT-Free
Municipal Cash Management	70,834	56,199	18,280	2,945	23	(105,085)
Dreyfus New York AMT-Free
Municipal Cash Management	16,727	5,183	6,557	2,945	25	(24,791)

Table 9—Affiliated Portfolio Holdings Transactions

				Purchases ($)		Sales ($)
Dreyfus Municipal Cash Management Plus			118,930,000			98,450,000
Dreyfus New York Municipal Cash Management			216,765,000			220,175,000
Dreyfus Tax Exempt Cash Management			358,770,000			480,120,000
Dreyfus California AMT—Free Municipal Cash Management				86,315,000		32,200,000
Dreyfus New York AMT—Free Municipal Cash Management				10,500,000		15,400,000

The Funds 83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2014.

NOTE 4-Subsequent Event:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

INFORMATION ABOUT THE RENEWAL OF EACH
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on April 24, 2014, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds.

DREYFUS CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians, ranking in the fourth quartile for most periods, and above the Performance Universe medians in all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians, and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

The Funds 85

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by one or two basis points) the Performance Group medians and generally at or above the Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below (generally by one basis point) the Performance Group medians, including several periods in the fourth quartile, and above or below (by one basis point) Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or, for the ten-year period, three basis points below the Performance Group medians and at or above the Performance Universe medians, ranking in the first quartile of the Performance Universe for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by one basis point) the Performance Group medians and generally below (by one basis point) Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by one or two basis points) the Performance Group medians and variously above, at or below (by one basis point) the Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at or below (by one or two basis points) the Performance Group medians, ranking first in Performance Group for the ten-year period, and generally at or above the Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below (by one or two basis points) the Performance Group medians and generally at or above the Performance Universe medians, including several periods in the first quartile of the Performance Universe.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by one to five basis points) the Performance Group medians, including several periods in the fourth quartile, and variously above, at or below (by one basis point) the Performance Universe medians, including several periods in the first quartile.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above the Performance Group medians and Performance Universe medians, ranking first in Performance Group for several periods and in the first quartile of the Performance Universe for most periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

———————

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the past several years, in the ongoing, historically low rate environment, and the portfolio management approach, which included discussion of maintenance of higher liquidity levels and higher credit quality relative to the fund’s peers overall.The Board noted the low absolute returns of each fund’s Performance Group funds (in some cases, zero basis points or one basis point) and the generally narrow spreads in the return

The Funds 87

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

between each fund and its Performance Group medians.The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio managers’ presentations regarding the strategies for managing the funds’ weighted average maturity and, for Dreyfus Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus NewYork Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Cash Management, for managing the funds’ credit risk profile, for establishing weekly liquidity levels over the past year, and the extent to which portfolio management strategies match shareholder risk tolerances, as evidenced generally the relatively steady level of assets of most of the funds.

Other Dreyfus Fund Fees. For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement for each fund and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of each Agreement was in the best interests of the fund and its respective shareholders.

The Funds 89

NOTES

For More Information

Dreyfus Cash Management Funds	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	MBSC Securities Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Institutional Investor Administrative Participant				Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX
Dreyfus Government
Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX
Dreyfus Treasury & Agency
Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX
Dreyfus New York
Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free
Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX
Dreyfus New York AMT-Free
Municipal Cash Management	DYIXX	DYVXX	DDVXX						DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621
E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)